JPMorgan Core Bond Trust
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 27.3%
U.S. Treasury Bonds
4.38%, 2/15/2038	447	480
3.50%, 2/15/2039	961	928
4.25%, 5/15/2039	3,300	3,480
1.13%, 5/15/2040	11,555	7,509
4.38%, 5/15/2040	11,000	11,723
3.88%, 8/15/2040	21,115	21,129
1.88%, 2/15/2041	7,095	5,170
2.25%, 5/15/2041	18,355	14,195
1.75%, 8/15/2041	980	691
2.00%, 11/15/2041	1,160	852
2.38%, 2/15/2042	26,895	21,035
2.75%, 11/15/2042	12,300	10,171
4.00%, 11/15/2042	4,400	4,403
3.63%, 8/15/2043	5,214	4,934
3.75%, 11/15/2043	238	229
3.00%, 11/15/2044	8,200	6,972
2.88%, 8/15/2045	2,795	2,316
2.25%, 8/15/2046	13,193	9,664
3.00%, 2/15/2047	548	463
3.13%, 5/15/2048	3,757	3,249
2.25%, 8/15/2049	8,965	6,513
2.38%, 11/15/2049	3,700	2,762
2.00%, 2/15/2050	5,329	3,648
1.25%, 5/15/2050	6,152	3,449
1.38%, 8/15/2050	565	327
1.63%, 11/15/2050	8,800	5,451
1.88%, 2/15/2051	18,386	12,145
2.00%, 8/15/2051	16,100	10,950
1.88%, 11/15/2051	7,225	4,754
2.25%, 2/15/2052	13,625	9,827
2.88%, 5/15/2052	2,025	1,677
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	432	433
3.63%, 4/15/2028	1,491	1,622
2.50%, 1/15/2029	422	441
U.S. Treasury Notes
2.13%, 5/15/2025	355	340
0.38%, 12/31/2025	10,000	9,094
0.38%, 1/31/2026	1,840	1,668
0.50%, 2/28/2026	7,870	7,139
2.50%, 2/28/2026	560	537
0.75%, 4/30/2026	1,130	1,028
0.88%, 6/30/2026	3,195	2,910
0.88%, 9/30/2026	21,887	19,792
1.75%, 12/31/2026	9,369	8,689
2.63%, 5/31/2027	12,000	11,434
3.25%, 6/30/2027	12,000	11,709

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.75%, 7/31/2027	7,950	7,603
3.13%, 8/31/2027	43,850	42,565
0.38%, 9/30/2027	4,690	4,044
0.75%, 1/31/2028	4,500	3,914
1.25%, 3/31/2028	9,800	8,698
3.50%, 4/30/2028	26,000	25,669
1.25%, 6/30/2028	13,470	11,895
1.00%, 7/31/2028	9,500	8,264
1.75%, 1/31/2029	3,850	3,454
1.88%, 2/28/2029	12,700	11,462
2.88%, 4/30/2029	30,400	28,963
2.75%, 5/31/2029	130	123
3.25%, 6/30/2029	30,000	29,163
3.13%, 8/31/2029	27,735	26,769
1.50%, 2/15/2030	895	779
1.25%, 8/15/2031	1,040	865
1.38%, 11/15/2031	1,174	981
1.88%, 2/15/2032	27,100	23,552
2.88%, 5/15/2032	5,725	5,386
2.75%, 8/15/2032	36,000	33,476
U.S. Treasury STRIPS Bonds
2.02%, 8/15/2024 (a)	6,895	6,510
8.17%, 5/15/2026 (a)	1,500	1,333
3.98%, 8/15/2026 (a)	1,592	1,403
2.52%, 11/15/2041 (a)	500	234
Total U.S. Treasury Obligations (Cost $636,943)		555,037
Corporate Bonds — 23.2%
Aerospace & Defense — 0.6%
Airbus SE (France) 3.95%, 4/10/2047 (b)	150	126
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	1,007	813
3.00%, 9/15/2050 (b)	502	335
Boeing Co. (The)
4.88%, 5/1/2025	605	599
2.75%, 2/1/2026	701	657
2.20%, 2/4/2026	1,385	1,289
3.10%, 5/1/2026	320	301
5.04%, 5/1/2027	960	953
3.25%, 3/1/2028	840	766
5.15%, 5/1/2030	940	932
5.71%, 5/1/2040	745	734
Leidos, Inc.
2.30%, 2/15/2031	465	363
5.75%, 3/15/2033	630	626
Raytheon Technologies Corp.
5.15%, 2/27/2033	934	950
4.50%, 6/1/2042	2,799	2,556

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
4.15%, 5/15/2045	543	460
4.35%, 4/15/2047	199	173
		12,633
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	445	346
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	490	449
1.30%, 1/8/2026 (b)	425	381
1.50%, 6/15/2026 (b)	775	688
3.00%, 2/10/2027 (b)	355	326
2.38%, 10/15/2027 (b)	530	467
1.80%, 1/10/2028 (b)	805	685
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	785	624
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	378	327
		3,947
Banks — 5.0%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	800	676
ANZ New Zealand Int'l Ltd. (New Zealand) 2.55%, 2/13/2030 (b)	778	665
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b) (d)	263	252
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (b)	1,250	991
Banco Santander SA (Spain)
2.75%, 5/28/2025	2,000	1,870
5.15%, 8/18/2025	400	395
1.85%, 3/25/2026	1,000	899
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	400	349
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,373	1,363
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	590	533
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	545	486
(3-MONTH CME TERM SOFR + 1.51%), 3.71%, 4/24/2028 (c)	1,700	1,598
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	1,500	1,450
(3-MONTH CME TERM SOFR + 1.04%), 3.42%, 12/20/2028 (c)	2,926	2,691
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	1,890	1,883
(SOFR + 2.15%), 2.59%, 4/29/2031 (c)	1,510	1,268
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	1,120	910
(SOFR + 1.33%), 2.97%, 2/4/2033 (c)	435	363
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	2,000	1,987
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	3,685	2,530
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	1,343	1,337
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	755	656
Bank of Montreal (Canada) 1.85%, 5/1/2025	950	890
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	1,650	1,613
Banque Federative du Credit Mutuel SA (France) 2.38%, 11/21/2024 (b)	813	773

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (c)	1,452	1,407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	585	462
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	832	772
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	323	288
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	765	635
BPCE SA (France)
4.63%, 7/11/2024 (b)	800	783
1.00%, 1/20/2026 (b)	2,205	1,974
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	690	621
3.38%, 12/2/2026	400	374
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	730	566
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	1,200	928
Citigroup, Inc.
4.40%, 6/10/2025	865	845
4.30%, 11/20/2026	1,200	1,158
6.63%, 1/15/2028	250	266
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,573	1,479
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	885	714
(SOFR + 1.35%), 3.06%, 1/25/2033 (c)	719	605
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	298	209
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b) (d)	525	363
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	783	763
3.75%, 7/21/2026	945	887
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	1,250	1,210
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	500	462
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	1,500	1,334
2.81%, 1/11/2041 (b)	470	308
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	705	706
Discover Bank 4.25%, 3/13/2026	1,205	1,149
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (b)	1,280	1,291
HSBC Holdings plc (United Kingdom)
3.90%, 5/25/2026	200	193
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	939	908
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	1,460	1,521
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	550	488
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	904	853
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,215	1,051
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	815	687
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	1,160	933
6.10%, 1/14/2042	700	738
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	705	632

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	400	382
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	770	736
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	980	875
4.38%, 3/22/2028	475	457
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	940	832
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.24%, 4/19/2029 (c)	945	942
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.63%), 5.44%, 2/22/2034 (c)	880	886
3.75%, 7/18/2039	760	640
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (c)	875	816
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	1,057	932
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	1,550	1,556
(SOFR + 1.57%), 2.87%, 9/13/2030 (c)	720	618
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c) (d)	1,025	888
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	1,480	1,455
4.80%, 4/5/2026	2,010	1,981
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	670	695
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	690	665
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (c)	900	847
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	240	225
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.02%, 3/2/2034 (c)	905	923
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	435	388
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	865	861
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	3,155	3,191
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	2,100	2,133
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	370	364
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	3,947	3,478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	395	345
3.00%, 1/22/2030 (b)	235	196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	915	720
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	755	495
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (b) (c)	570	539
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	485	430
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	200	183
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.63%, 7/14/2026	872	807
5.52%, 1/13/2028	1,480	1,504
3.04%, 7/16/2029	1,315	1,160
5.71%, 1/13/2030	1,480	1,518
Swedbank AB (Sweden) 5.34%, 9/20/2027 (b)	1,800	1,771

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Toronto-Dominion Bank (The) (Canada) 5.16%, 1/10/2028	600	601
Truist Financial Corp.
4.00%, 5/1/2025	265	255
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	765	731
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	905	818
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	665	588
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	200	181
(USD ICE Swap Rate 5 Year + 4.91%), 7.30%, 4/2/2034 (b) (c)	300	285
Wells Fargo & Co.
4.65%, 11/4/2044	1,180	1,002
4.40%, 6/14/2046	300	243
Westpac Banking Corp. (Australia) 3.13%, 11/18/2041 (d)	882	598
		101,727
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	2,583	2,530
4.90%, 2/1/2046	375	356
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	70	65
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	780	701
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	357	316
1.85%, 9/1/2032	675	528
Constellation Brands, Inc.
4.75%, 5/9/2032	300	292
5.25%, 11/15/2048	220	207
		4,995
Biotechnology — 0.6%
AbbVie, Inc.
3.20%, 11/21/2029	1,832	1,663
4.05%, 11/21/2039	3,409	2,924
4.63%, 10/1/2042	480	426
4.40%, 11/6/2042	790	694
4.45%, 5/14/2046	190	164
Amgen, Inc.
5.25%, 3/2/2033	1,535	1,540
4.66%, 6/15/2051	1,300	1,145
3.00%, 1/15/2052	845	552
5.65%, 3/2/2053	825	825
Gilead Sciences, Inc. 2.60%, 10/1/2040	1,225	875
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	1,270	1,024
		11,832
Broadline Retail — 0.1%
Amazon.com, Inc. 3.95%, 4/13/2052	1,760	1,506

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	340	269
6.50%, 8/15/2032	600	622
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	650	662
		1,553
Capital Markets — 2.0%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	429	341
Blackstone Secured Lending Fund 3.65%, 7/14/2023	795	791
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	337	315
4.85%, 3/29/2029	411	396
4.70%, 9/20/2047	88	73
Credit Suisse AG (Switzerland)
Series FXD, 0.52%, 8/9/2023	1,000	987
3.63%, 9/9/2024	402	385
7.95%, 1/9/2025	1,718	1,744
3.70%, 2/21/2025	300	285
1.25%, 8/7/2026	2,095	1,791
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	691	650
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	490	444
4.28%, 1/9/2028 (b)	1,162	1,062
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	840	675
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	1,225	1,201
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	780	692
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	1,300	1,130
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	445	447
FMR LLC 6.45%, 11/15/2039 (b)	500	520
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	1,415	1,379
3.50%, 11/16/2026	469	445
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	2,900	2,605
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	780	695
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	1,260	1,142
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	880	695
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,000	825
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	2,255	1,816
6.75%, 10/1/2037	685	731
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	749	775
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	575	434
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	1,600	1,611
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	510	456
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	700	688

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
3.63%, 1/20/2027	2,470	2,367
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	1,975	1,969
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	1,740	1,353
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	1,265	1,133
4.30%, 1/27/2045	485	420
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	1,094	1,037
2.68%, 7/16/2030	700	576
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	975	937
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (c)	965	826
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (b) (c)	1,480	1,142
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	360	285
		40,271
Chemicals — 0.2%
Albemarle Corp. 5.45%, 12/1/2044	150	140
DuPont de Nemours, Inc. 5.32%, 11/15/2038	980	965
EIDP, Inc. 4.50%, 5/15/2026	1,305	1,293
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	365	303
Nutrien Ltd. (Canada)
4.20%, 4/1/2029	175	167
4.13%, 3/15/2035	455	403
5.00%, 4/1/2049	230	204
Union Carbide Corp. 7.75%, 10/1/2096	850	1,013
		4,488
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	365	218
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	1,440	1,221
2.35%, 1/15/2032	1,095	870
		2,091
Construction Materials — 0.1%
CRH America, Inc. (Ireland)
3.88%, 5/18/2025 (b)	417	404
5.13%, 5/18/2045 (b)	893	805
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	770	728
		1,937
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
2.88%, 8/14/2024	600	576
6.50%, 7/15/2025	246	248
1.75%, 1/30/2026	860	770
2.45%, 10/29/2026	560	499

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
3.00%, 10/29/2028	690	598
3.30%, 1/30/2032	655	532
American Express Co. 5.85%, 11/5/2027	1,470	1,527
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	450	420
5.50%, 1/15/2026 (b)	1,000	963
2.13%, 2/21/2026 (b)	620	546
4.25%, 4/15/2026 (b)	1,200	1,111
4.38%, 5/1/2026 (b)	820	757
2.53%, 11/18/2027 (b)	7,294	6,030
Capital One Financial Corp.
4.20%, 10/29/2025	250	237
(SOFR + 2.06%), 4.93%, 5/10/2028 (c)	782	751
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	920	707
General Motors Financial Co., Inc.
1.20%, 10/15/2024	470	442
3.80%, 4/7/2025	685	662
1.25%, 1/8/2026	1,781	1,599
2.35%, 1/8/2031	520	407
2.70%, 6/10/2031	1,340	1,064
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	1,626	1,609
		22,055
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	560	444
2.50%, 2/10/2041 (b)	574	383
Alimentation Couche-Tard, Inc. (Canada) 3.63%, 5/13/2051 (b)	1,420	964
CVS Pass-Through Trust
5.93%, 1/10/2034 (b)	713	688
Series 2013, 4.70%, 1/10/2036 (b)	557	519
Kroger Co. (The) 5.00%, 4/15/2042	1,100	1,005
		4,003
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	1,246	1,106
Packaging Corp. of America 4.05%, 12/15/2049	845	663
WRKCo, Inc.
3.75%, 3/15/2025	400	387
3.90%, 6/1/2028	170	161
		2,317
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	600	416
University of Miami Series 2022, 4.06%, 4/1/2052	480	403
University of Southern California Series A, 3.23%, 10/1/2120	570	353
		1,172

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified REITs — 0.2%
Safehold GL Holdings LLC 2.80%, 6/15/2031	2,940	2,294
WP Carey, Inc.
4.25%, 10/1/2026	350	337
2.25%, 4/1/2033	1,180	882
		3,513
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
2.30%, 6/1/2027	2,340	2,120
1.65%, 2/1/2028	250	216
3.50%, 6/1/2041	1,646	1,256
3.55%, 9/15/2055	2,984	2,053
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	335	252
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	232	216
Sprint Capital Corp. 6.88%, 11/15/2028	591	632
Verizon Communications, Inc.
2.36%, 3/15/2032	1,787	1,441
2.65%, 11/20/2040	988	678
3.40%, 3/22/2041	1,060	809
3.70%, 3/22/2061	1,045	745
		10,418
Electric Utilities — 2.2%
Alabama Power Co. 6.13%, 5/15/2038	239	261
Arizona Public Service Co. 5.05%, 9/1/2041	200	181
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	376	284
2.90%, 6/15/2050	450	300
Duke Energy Carolinas LLC 4.25%, 12/15/2041	129	112
Duke Energy Corp. 3.75%, 9/1/2046	985	739
Duke Energy Florida LLC 5.95%, 11/15/2052	1,414	1,533
Duke Energy Progress LLC
4.10%, 5/15/2042	273	233
4.10%, 3/15/2043	125	105
2.90%, 8/15/2051	820	538
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (b)	750	678
Edison International
3.55%, 11/15/2024	1,591	1,543
6.95%, 11/15/2029	1,020	1,083
Emera US Finance LP (Canada) 4.75%, 6/15/2046	700	557
Entergy Arkansas LLC 2.65%, 6/15/2051	415	257
Entergy Corp. 2.95%, 9/1/2026	336	313
Entergy Louisiana LLC
3.05%, 6/1/2031	629	550
2.90%, 3/15/2051	490	321
Evergy Metro, Inc. 5.30%, 10/1/2041	1,400	1,359
Evergy, Inc. 2.90%, 9/15/2029	985	870
Exelon Corp. 5.30%, 3/15/2033	1,000	1,007

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	2,405	2,236
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	240	197
Fortis, Inc. (Canada) 3.06%, 10/4/2026	500	467
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	1,565	1,559
2.95%, 5/14/2030 (b)	440	380
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	560	547
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	315	303
Nevada Power Co.
Series N, 6.65%, 4/1/2036	100	111
5.45%, 5/15/2041	305	299
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (b)	493	475
1.96%, 6/27/2030 (b)	1,000	806
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	710	636
2.45%, 12/2/2027 (b)	795	676
4.45%, 6/15/2029 (b)	615	550
NSTAR Electric Co. 4.95%, 9/15/2052	1,000	960
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	110	116
Pacific Gas and Electric Co.
3.45%, 7/1/2025	795	756
2.95%, 3/1/2026	2,560	2,367
4.20%, 6/1/2041	695	517
3.75%, 8/15/2042 (e)	308	209
4.30%, 3/15/2045	525	373
PacifiCorp 5.50%, 5/15/2054	1,225	1,238
PECO Energy Co. 2.80%, 6/15/2050	410	267
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	150	138
Pepco Holdings LLC 7.45%, 8/15/2032	316	348
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	1,360	1,415
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	640	615
Series A-4, 5.21%, 12/1/2047	420	418
Series A-5, 5.10%, 6/1/2052	795	801
Potomac Electric Power Co. 6.50%, 11/15/2037	1,085	1,208
PPL Electric Utilities Corp. 5.25%, 5/15/2053	890	892
Progress Energy, Inc. 7.00%, 10/30/2031	300	331
Public Service Co. of Colorado 3.55%, 6/15/2046	214	157
Public Service Co. of Oklahoma
5.25%, 1/15/2033	970	975
Series G, 6.63%, 11/15/2037	2,490	2,687
Public Service Electric and Gas Co. 5.38%, 11/1/2039	317	310
SCE Recovery Funding LLC
Series A-1, 4.70%, 6/15/2040	1,060	1,057
Series A-2, 5.11%, 12/15/2047	505	501

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
5.85%, 11/1/2027	1,695	1,756
Series B, 3.65%, 3/1/2028	400	378
Series 08-A, 5.95%, 2/1/2038	200	208
4.05%, 3/15/2042	552	443
Southwestern Public Service Co. 4.50%, 8/15/2041	200	176
Toledo Edison Co. (The) 6.15%, 5/15/2037	300	316
		43,999
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	170	163
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
3.25%, 9/8/2024	219	212
3.88%, 1/12/2028	442	412
Corning, Inc. 3.90%, 11/15/2049	1,043	771
		1,395
Energy Equipment & Services — 0.1%
Halliburton Co. 4.75%, 8/1/2043	540	463
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	1,126	1,068
		1,531
Entertainment — 0.0% ^
Activision Blizzard, Inc. 1.35%, 9/15/2030	842	673
Walt Disney Co. (The) 6.20%, 12/15/2034	100	110
		783
Financial Services — 0.3%
Corebridge Financial, Inc.
3.65%, 4/5/2027	770	721
3.85%, 4/5/2029	545	491
Fiserv, Inc.
3.20%, 7/1/2026	395	373
4.40%, 7/1/2049	375	310
Global Payments, Inc.
3.20%, 8/15/2029	945	825
5.30%, 8/15/2029	371	365
2.90%, 5/15/2030	273	230
2.90%, 11/15/2031	522	426
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (b)	1,436	1,374
Nationwide Building Society (United Kingdom) 1.50%, 10/13/2026 (b)	1,000	878
Siemens Financieringsmaatschappij NV (Germany) 4.40%, 5/27/2045 (b)	513	474
		6,467
Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	1,565	1,311
Campbell Soup Co. 3.13%, 4/24/2050	315	215
Conagra Brands, Inc. 5.30%, 11/1/2038	220	211

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Kellogg Co. 5.25%, 3/1/2033	1,109	1,123
Kraft Heinz Foods Co.
4.63%, 10/1/2039	850	758
4.38%, 6/1/2046	629	529
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	1,500	1,181
		5,328
Gas Utilities — 0.2%
Atmos Energy Corp.
4.15%, 1/15/2043	828	708
4.13%, 10/15/2044	125	105
Boston Gas Co. 4.49%, 2/15/2042 (b)	308	257
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (b)	440	335
Southern California Gas Co. 6.35%, 11/15/2052	1,370	1,513
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	351	403
4.80%, 3/15/2047 (b)	367	300
		3,621
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	425	446
4.38%, 9/1/2042	375	337
5.15%, 9/1/2043	769	758
3.55%, 2/15/2050	465	366
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	712	639
CSX Corp.
4.10%, 3/15/2044	190	162
3.35%, 9/15/2049	95	69
Norfolk Southern Corp. 4.05%, 8/15/2052	600	488
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (b)	1,105	1,042
		4,307
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	380	382
Becton Dickinson & Co. 4.67%, 6/6/2047	365	329
Boston Scientific Corp. 6.50%, 11/15/2035 (e)	900	993
DH Europe Finance II SARL 3.25%, 11/15/2039	1,000	809
		2,513
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	710	597
Aetna, Inc. 6.75%, 12/15/2037	440	478
Ascension Health Series B, 2.53%, 11/15/2029	430	373
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	800	550
Children's Hospital Series 2020, 2.93%, 7/15/2050	650	412
Children's Hospital Corp. (The) Series 2020, 2.59%, 2/1/2050	580	365
Cigna Group (The) 4.50%, 2/25/2026	300	297

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
CommonSpirit Health
1.55%, 10/1/2025	555	509
2.78%, 10/1/2030	550	467
3.91%, 10/1/2050	545	415
CVS Health Corp.
4.30%, 3/25/2028	171	167
5.25%, 2/21/2033	1,400	1,403
Elevance Health, Inc.
4.63%, 5/15/2042	500	447
4.65%, 1/15/2043	535	484
4.65%, 8/15/2044	100	89
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	1,430	1,000
HCA, Inc.
5.25%, 6/15/2026	1,680	1,668
5.13%, 6/15/2039	725	663
5.50%, 6/15/2047	650	595
3.50%, 7/15/2051	414	279
Mayo Clinic Series 2016, 4.13%, 11/15/2052	225	193
Memorial Health Services 3.45%, 11/1/2049	1,340	995
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	200	168
MyMichigan Health Series 2020, 3.41%, 6/1/2050	310	216
Quest Diagnostics, Inc. 3.45%, 6/1/2026	150	144
Texas Health Resources 4.33%, 11/15/2055	300	258
UnitedHealth Group, Inc.
3.50%, 8/15/2039	815	679
3.25%, 5/15/2051	560	409
5.88%, 2/15/2053	650	711
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	780	470
		15,501
Health Care REITs — 0.2%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	1,604	1,371
2.00%, 3/15/2031	610	468
Healthpeak OP LLC
3.40%, 2/1/2025	17	16
3.50%, 7/15/2029	772	702
Physicians Realty LP 2.63%, 11/1/2031	505	395
Sabra Health Care LP 3.20%, 12/1/2031	825	610
Ventas Realty LP
3.50%, 2/1/2025	242	232
4.13%, 1/15/2026	114	110
3.25%, 10/15/2026	292	270
3.85%, 4/1/2027	554	523
Welltower OP LLC 6.50%, 3/15/2041	350	356
		5,053

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp. 4.70%, 12/9/2035	700	682
Household Durables — 0.0% ^
MDC Holdings, Inc. 3.97%, 8/6/2061	1,100	645
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	1,000	977
Constellation Energy Generation LLC
5.80%, 3/1/2033	1,269	1,304
5.75%, 10/1/2041	235	225
		2,506
Industrial REITs — 0.1%
Prologis LP
3.25%, 6/30/2026	239	229
2.88%, 11/15/2029	380	336
3.00%, 4/15/2050	905	607
		1,172
Insurance — 0.7%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (b)	445	418
3.20%, 9/16/2040 (b)	520	390
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	520	561
Athene Global Funding
2.50%, 1/14/2025 (b)	239	225
1.45%, 1/8/2026 (b)	865	763
2.95%, 11/12/2026 (b)	3,475	3,115
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	1,000	943
3.85%, 3/15/2052	845	689
Brown & Brown, Inc. 2.38%, 3/15/2031	1,830	1,473
F&G Global Funding 1.75%, 6/30/2026 (b)	750	669
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (b)	208	176
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	500	397
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	400	325
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	408	388
3.95%, 10/15/2050 (b)	900	651
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	100	103
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	795	693
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (b) (c)	266	200
Prudential Financial, Inc. 3.91%, 12/7/2047	300	233
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	1,750	1,824
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	600	573
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (b)	400	331
		15,140

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	1,350	1,349
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	843	755
2.30%, 9/14/2031	1,515	1,195
		1,950
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	1,375	1,122
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	450	425
Otis Worldwide Corp. 2.57%, 2/15/2030	1,430	1,237
Parker-Hannifin Corp. 4.45%, 11/21/2044	592	527
		2,189
Media — 0.6%
Charter Communications Operating LLC
4.20%, 3/15/2028	2,000	1,870
6.38%, 10/23/2035	528	511
4.80%, 3/1/2050	1,475	1,080
3.70%, 4/1/2051	1,120	687
Comcast Corp.
3.25%, 11/1/2039	1,715	1,349
3.45%, 2/1/2050	609	456
2.89%, 11/1/2051	1,086	715
5.35%, 5/15/2053	1,095	1,090
2.94%, 11/1/2056	1,729	1,108
2.99%, 11/1/2063	259	161
Cox Communications, Inc. 2.95%, 10/1/2050 (b)	635	391
Discovery Communications LLC
5.20%, 9/20/2047	175	138
4.00%, 9/15/2055	784	498
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	200	197
Paramount Global
2.90%, 1/15/2027	792	704
4.85%, 7/1/2042	140	103
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	700	777
Time Warner Cable LLC
6.55%, 5/1/2037	400	381
5.50%, 9/1/2041	359	297
		12,513
Metals & Mining — 0.2%
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	295	315
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	2,500	2,289
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	675	598
		3,202

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Multi-Utilities — 0.3%
CMS Energy Corp. 3.00%, 5/15/2026	475	450
Consolidated Edison Co. of New York, Inc. 6.15%, 11/15/2052	1,090	1,172
Delmarva Power & Light Co. 4.00%, 6/1/2042	235	187
Dominion Energy, Inc. Series F, 5.25%, 8/1/2033	920	904
NiSource, Inc.
1.70%, 2/15/2031	740	580
5.80%, 2/1/2042	1,256	1,222
San Diego Gas & Electric Co.
3.95%, 11/15/2041	379	303
2.95%, 8/15/2051	1,050	709
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	254	242
Series 21A, 3.15%, 9/30/2051	420	280
		6,049
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	135	130
2.00%, 5/18/2032	980	744
4.00%, 2/1/2050	653	479
Corporate Office Properties LP 2.00%, 1/15/2029	335	257
		1,610
Oil, Gas & Consumable Fuels — 1.3%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	497	448
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	732	705
BP Capital Markets America, Inc. 2.94%, 6/4/2051	1,995	1,333
Buckeye Partners LP 5.85%, 11/15/2043	770	572
Cameron LNG LLC 3.70%, 1/15/2039 (b)	961	786
Coterra Energy, Inc. 3.90%, 5/15/2027	935	888
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	807	583
Ecopetrol SA (Colombia) 4.13%, 1/16/2025	533	510
Enbridge, Inc. (Canada) 5.70%, 3/8/2033	1,090	1,108
Energy Transfer LP
4.75%, 1/15/2026	917	903
3.90%, 7/15/2026	244	233
5.50%, 6/1/2027	115	115
4.95%, 5/15/2028	325	317
4.15%, 9/15/2029	594	555
6.10%, 2/15/2042	400	376
5.30%, 4/1/2044	170	144
6.25%, 4/15/2049	800	761
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	925	832
Exxon Mobil Corp.
3.00%, 8/16/2039	895	700
3.57%, 3/6/2045	1,215	981
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	1,425	1,145

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.32%, 12/30/2039 (b)	545	391
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	1,045	841
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (b)	535	529
2.60%, 10/15/2025 (b)	2,450	2,259
HF Sinclair Corp. 5.88%, 4/1/2026	577	580
Magellan Midstream Partners LP 3.20%, 3/15/2025	353	338
Marathon Petroleum Corp. 4.70%, 5/1/2025	380	375
MPLX LP 4.95%, 3/14/2052	520	428
ONEOK Partners LP 6.65%, 10/1/2036	350	355
Phillips 66 Co.
3.15%, 12/15/2029	985	871
4.90%, 10/1/2046	300	262
Pioneer Natural Resources Co. 1.90%, 8/15/2030	1,050	853
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	278	255
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	1,195	1,270
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	1,200	907
3.46%, 7/12/2049	815	621
3.13%, 5/29/2050	1,180	840
Valero Energy Corp.
2.15%, 9/15/2027	508	455
7.50%, 4/15/2032	175	197
		26,622
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	112	108
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	1,075	989
Pharmaceuticals — 0.5%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	300	346
4.00%, 9/18/2042	240	213
Eli Lilly & Co. 4.95%, 2/27/2063	890	884
Merck & Co., Inc.
5.00%, 5/17/2053	865	871
5.15%, 5/17/2063	675	681
Mylan, Inc. 5.40%, 11/29/2043	520	419
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	2,060	2,121
Royalty Pharma plc 1.20%, 9/2/2025	353	319
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	1,713	1,616
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	1,265	945
3.18%, 7/9/2050	590	408
Viatris, Inc. 3.85%, 6/22/2040	567	381
Zoetis, Inc. 2.00%, 5/15/2030	760	634
		9,838

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Residential REITs — 0.2%
Essex Portfolio LP 2.65%, 3/15/2032	2,000	1,611
Mid-America Apartments LP 3.95%, 3/15/2029	920	880
UDR, Inc.
2.95%, 9/1/2026	382	353
3.00%, 8/15/2031	305	258
2.10%, 8/1/2032	640	490
		3,592
Retail REITs — 0.3%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	400	384
2.25%, 4/1/2028	840	710
2.50%, 8/16/2031	425	331
NNN REIT, Inc.
4.00%, 11/15/2025	783	753
4.30%, 10/15/2028	620	581
Realty Income Corp. 1.80%, 3/15/2033	530	388
Regency Centers LP 2.95%, 9/15/2029	745	648
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	420	405
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	1,320	1,191
SITE Centers Corp. 4.70%, 6/1/2027	330	304
		5,695
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc. 2.80%, 10/1/2041	896	664
Broadcom, Inc.
1.95%, 2/15/2028 (b)	2,500	2,173
3.14%, 11/15/2035 (b)	1,413	1,077
Intel Corp.
5.63%, 2/10/2043	1,150	1,150
5.70%, 2/10/2053	790	780
KLA Corp. 3.30%, 3/1/2050	600	444
NXP BV (China)
2.50%, 5/11/2031	1,405	1,141
3.25%, 5/11/2041	1,445	1,023
3.25%, 11/30/2051	682	439
Texas Instruments, Inc. 5.05%, 5/18/2063	1,109	1,085
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	595	594
Xilinx, Inc. 2.38%, 6/1/2030	895	774
		11,344
Software — 0.3%
Oracle Corp.
4.90%, 2/6/2033	1,300	1,256
3.60%, 4/1/2040	1,000	757
5.55%, 2/6/2053	920	859
4.38%, 5/15/2055	900	696

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Software — continued
Roper Technologies, Inc.
1.40%, 9/15/2027	1,370	1,188
2.00%, 6/30/2030	570	467
VMware, Inc. 4.65%, 5/15/2027	550	539
		5,762
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	312	294
2.10%, 6/15/2030	630	512
1.88%, 10/15/2030	1,090	864
3.10%, 6/15/2050	496	318
2.95%, 1/15/2051	324	200
Crown Castle, Inc.
4.00%, 3/1/2027	264	254
2.10%, 4/1/2031	2,000	1,611
Equinix, Inc. 2.90%, 11/18/2026	1,130	1,042
Life Storage LP
4.00%, 6/15/2029	859	793
2.40%, 10/15/2031	485	387
Public Storage
1.95%, 11/9/2028	615	534
2.25%, 11/9/2031	516	425
		7,234
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	690	544
Lowe's Cos., Inc. 2.63%, 4/1/2031	2,760	2,333
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	432	412
		3,289
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.85%, 8/4/2046	569	498
3.75%, 11/13/2047	150	129
2.70%, 8/5/2051	1,855	1,281
4.85%, 5/10/2053	870	875
Dell International LLC
6.02%, 6/15/2026	1,397	1,430
5.25%, 2/1/2028	2,510	2,520
3.45%, 12/15/2051 (b)	167	108
		6,841
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	1,700	1,331
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	780	670
4.39%, 8/15/2037	1,730	1,369

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Tobacco — continued
3.73%, 9/25/2040	520	364
Reynolds American, Inc. (United Kingdom) 7.00%, 8/4/2041	100	99
		3,833
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	476	451
2.88%, 1/15/2026	1,000	930
3.75%, 6/1/2026	526	498
1.88%, 8/15/2026	960	848
5.85%, 12/15/2027	710	709
3.25%, 10/1/2029	2,080	1,777
Aviation Capital Group LLC 5.50%, 12/15/2024 (b)	1,047	1,027
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (b)	310	301
		6,541
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	795	738
3.45%, 5/1/2050	1,096	808
		1,546
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	745	592
Sprint LLC 7.63%, 3/1/2026	405	423
T-Mobile USA, Inc.
3.88%, 4/15/2030	2,980	2,765
3.60%, 11/15/2060	915	633
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	1,105	951
5.63%, 2/10/2053	250	239
		5,603
Total Corporate Bonds (Cost $530,949)		470,649
Mortgage-Backed Securities — 20.9%
FHLMC
Pool # 846812, ARM, 4.49%, 4/1/2030 (f)	3	3
Pool # 781087, ARM, 4.35%, 12/1/2033 (f)	102	99
Pool # 1B1665, ARM, 4.82%, 4/1/2034 (f)	54	52
Pool # 847356, ARM, 4.69%, 12/1/2034 (f)	46	44
Pool # 782979, ARM, 4.38%, 1/1/2035 (f)	78	78
Pool # 1Q0025, ARM, 4.00%, 2/1/2036 (f)	26	26
Pool # 848431, ARM, 4.35%, 2/1/2036 (f)	40	40
Pool # 1L1286, ARM, 5.25%, 5/1/2036 (f)	8	8
Pool # 848365, ARM, 4.03%, 7/1/2036 (f)	47	47
Pool # 1G2539, ARM, 3.85%, 10/1/2036 (f)	10	10
Pool # 1J1348, ARM, 4.44%, 10/1/2036 (f)	60	59
Pool # 1A1096, ARM, 6.32%, 10/1/2036 (f)	82	83

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1G2671, ARM, 3.97%, 11/1/2036 (f)	75	73
Pool # 782760, ARM, 4.30%, 11/1/2036 (f)	52	53
Pool # 1J1634, ARM, 3.92%, 12/1/2036 (f)	50	50
Pool # 1Q0739, ARM, 6.02%, 3/1/2037 (f)	46	47
Pool # 848699, ARM, 4.02%, 7/1/2040 (f)	87	88
FHLMC Gold Pools, 20 Year Pool # C91403, 3.50%, 3/1/2032	103	100
FHLMC Gold Pools, 30 Year
Pool # C68485, 7.00%, 7/1/2032	14	15
Pool # G01448, 7.00%, 8/1/2032	33	34
Pool # A13625, 5.50%, 10/1/2033	119	123
Pool # A16107, 6.00%, 12/1/2033	57	58
Pool # A17537, 6.00%, 1/1/2034	53	55
Pool # A61572, 5.00%, 9/1/2034	320	323
Pool # A28796, 6.50%, 11/1/2034	47	48
Pool # G03369, 6.50%, 1/1/2035	119	123
Pool # A46987, 5.50%, 7/1/2035	281	289
Pool # G01919, 4.00%, 9/1/2035	165	159
Pool # C02641, 7.00%, 10/1/2036	32	34
Pool # C02660, 6.50%, 11/1/2036	83	87
Pool # A93383, 5.00%, 8/1/2040	205	207
Pool # A93511, 5.00%, 8/1/2040	187	189
Pool # G06493, 4.50%, 5/1/2041	825	821
Pool # Z40179, 4.00%, 7/1/2048	2,051	1,964
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	31	32
Pool # G20027, 10.00%, 10/1/2030	2	2
Pool # U50105, 4.00%, 1/1/2032	280	267
Pool # U80254, 3.00%, 3/1/2033	230	211
Pool # P20409, 5.50%, 10/1/2033	46	46
Pool # U90975, 4.00%, 6/1/2042	849	820
Pool # U90673, 4.00%, 1/1/2043	222	214
Pool # U99134, 4.00%, 1/1/2046	4,365	4,205
Pool # U69030, 4.50%, 1/1/2046	1,522	1,512
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	1,612	1,551
FHLMC UMBS, 30 Year
Pool # RA6702, 3.00%, 2/1/2052	3,997	3,568
Pool # QF0379, 5.00%, 8/1/2052	1,740	1,717
Pool # SD1725, 4.00%, 10/1/2052	5,373	5,078
FNMA
Pool # 54844, ARM, 3.84%, 9/1/2027 (f)	6	5
Pool # 303532, ARM, 4.25%, 3/1/2029 (f)	3	3
Pool # 555258, ARM, 3.65%, 1/1/2033 (f)	149	145
Pool # 722985, ARM, 3.90%, 7/1/2033 (f)	7	7
Pool # 686040, ARM, 3.96%, 7/1/2033 (f)	44	44
Pool # 746299, ARM, 4.06%, 9/1/2033 (f)	63	64
Pool # 766610, ARM, 3.93%, 1/1/2034 (f)	13	13
Pool # 920467, ARM, 4.50%, 2/1/2034 (f)	66	65
Pool # 770377, ARM, 4.39%, 4/1/2034 (f)	26	26

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 751531, ARM, 5.33%, 5/1/2034 (f)	54	53
Pool # 782306, ARM, 4.17%, 7/1/2034 (f)	6	5
Pool # 790235, ARM, 3.86%, 8/1/2034 (f)	45	44
Pool # 735332, ARM, 4.62%, 8/1/2034 (f)	75	75
Pool # 791961, ARM, 3.69%, 9/1/2034 (f)	14	14
Pool # 725902, ARM, 3.90%, 9/1/2034 (f)	11	11
Pool # 803599, ARM, 3.83%, 10/1/2034 (f)	66	65
Pool # 803594, ARM, 3.84%, 10/1/2034 (f)	54	53
Pool # 896463, ARM, 4.48%, 10/1/2034 (f)	57	58
Pool # 806778, ARM, 4.00%, 11/1/2034 (f)	324	318
Pool # 806776, ARM, 6.77%, 11/1/2034 (f)	60	60
Pool # 802692, ARM, 3.99%, 1/1/2035 (f)	49	47
Pool # 810896, ARM, 6.12%, 1/1/2035 (f)	122	123
Pool # 816597, ARM, 4.04%, 2/1/2035 (f)	15	14
Pool # 735539, ARM, 4.61%, 4/1/2035 (f)	337	340
Pool # 745862, ARM, 4.92%, 4/1/2035 (f)	43	43
Pool # 821378, ARM, 5.04%, 5/1/2035 (f)	35	34
Pool # 823660, ARM, 5.14%, 5/1/2035 (f)	41	40
Pool # 745766, ARM, 3.99%, 6/1/2035 (f)	102	99
Pool # 832801, ARM, 3.89%, 9/1/2035 (f)	24	23
Pool # 843026, ARM, 5.96%, 9/1/2035 (f)	110	111
Pool # 849251, ARM, 5.71%, 1/1/2036 (f)	35	35
Pool # 895141, ARM, 5.56%, 7/1/2036 (f)	49	49
Pool # 900197, ARM, 4.33%, 10/1/2036 (f)	50	50
Pool # 966946, ARM, 4.29%, 1/1/2038 (f)	23	22
FNMA UMBS, 15 Year
Pool # 995381, 6.00%, 1/1/2024	1	1
Pool # 995425, 6.00%, 1/1/2024	2	2
Pool # AD0133, 5.00%, 8/1/2024	2	2
FNMA UMBS, 20 Year
Pool # 255217, 4.50%, 4/1/2024	2	2
Pool # 888656, 6.50%, 4/1/2025	1	1
Pool # MA1138, 3.50%, 8/1/2032	257	248
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 689977, 8.00%, 3/1/2027	17	17
Pool # 695533, 8.00%, 6/1/2027	7	8
Pool # 756024, 8.00%, 9/1/2028	10	10
Pool # 755973, 8.00%, 11/1/2028	47	48
Pool # 455759, 6.00%, 12/1/2028	6	6
Pool # 252211, 6.00%, 1/1/2029	8	8
Pool # 459097, 7.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	116	119
Pool # 598559, 6.50%, 8/1/2031	21	22
Pool # 622542, 5.50%, 9/1/2031	113	115
Pool # 788150, 6.00%, 3/1/2032	12	12
Pool # 675555, 6.00%, 12/1/2032	29	30
Pool # AL0045, 6.00%, 12/1/2032	155	160

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 674349, 6.00%, 3/1/2033	6	6
Pool # 688625, 6.00%, 3/1/2033	8	8
Pool # 688655, 6.00%, 3/1/2033	3	3
Pool # 695584, 6.00%, 3/1/2033	3	3
Pool # 702901, 6.00%, 5/1/2033	54	56
Pool # 723852, 5.00%, 7/1/2033	53	54
Pool # 729296, 5.00%, 7/1/2033	138	139
Pool # 729379, 6.00%, 8/1/2033	13	13
Pool # 737825, 6.00%, 9/1/2033	21	22
Pool # 750977, 4.50%, 11/1/2033	33	33
Pool # 725017, 5.50%, 12/1/2033	221	227
Pool # 751341, 5.50%, 3/1/2034	27	27
Pool # 888568, 5.00%, 12/1/2034	5	5
Pool # 815426, 4.50%, 2/1/2035	—	1
Pool # AD0755, 7.00%, 6/1/2035	1,529	1,618
Pool # 820347, 5.00%, 9/1/2035	40	40
Pool # 833657, 7.50%, 8/1/2036	22	22
Pool # 986648, 6.00%, 9/1/2037	69	72
Pool # 888892, 7.50%, 11/1/2037	19	20
Pool # 257510, 7.00%, 12/1/2038	75	81
Pool # AD0753, 7.00%, 1/1/2039	52	57
Pool # AT5891, 3.00%, 6/1/2043	1,684	1,533
Pool # AL7527, 4.50%, 9/1/2043	604	600
Pool # BM3500, 4.00%, 9/1/2047	1,699	1,654
Pool # BJ1778, 4.50%, 10/1/2047	659	650
Pool # BN9180, 4.00%, 6/1/2049	341	326
Pool # BK8753, 4.50%, 6/1/2049	819	804
Pool # BO1219, 4.50%, 6/1/2049	1,963	1,931
Pool # BO7077, 3.00%, 9/1/2049	1,991	1,789
Pool # CA5549, 3.00%, 4/1/2050	4,901	4,404
Pool # CA5702, 2.50%, 5/1/2050	6,009	5,188
Pool # CA6079, 2.50%, 6/1/2050	3,201	2,748
Pool # BP6439, 2.50%, 7/1/2050	7,232	6,209
Pool # CA6361, 2.50%, 7/1/2050	4,430	3,838
Pool # FS0730, 4.00%, 2/1/2051	3,917	3,710
Pool # BU0070, 2.50%, 10/1/2051	4,893	4,187
Pool # CB2637, 2.50%, 1/1/2052	4,069	3,490
Pool # CB2670, 3.00%, 1/1/2052	3,787	3,364
Pool # FS3345, 3.00%, 2/1/2052	4,787	4,256
Pool # CB3383, 4.00%, 4/1/2052	4,590	4,348
Pool # CB3679, 4.00%, 5/1/2052	4,181	3,960
Pool # CB3913, 4.00%, 5/1/2052	1,664	1,576
Pool # CB4124, 4.00%, 6/1/2052	2,136	2,024
Pool # CB4608, 4.00%, 9/1/2052	4,816	4,551
Pool # BW8524, 5.00%, 9/1/2052	2,500	2,466
Pool # BW9985, 5.00%, 9/1/2052	3,732	3,682
Pool # BV6789, 4.00%, 10/1/2052	1,415	1,340
Pool # BX0091, 5.00%, 10/1/2052	2,081	2,053

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BV6794, 5.00%, 11/1/2052	1,705	1,701
Pool # CB5896, 5.00%, 3/1/2053	2,819	2,782
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252409, 6.50%, 3/1/2029	22	22
Pool # 653815, 7.00%, 2/1/2033	5	5
Pool # 752786, 6.00%, 9/1/2033	40	40
Pool # 931717, 6.50%, 8/1/2039	165	168
FNMA, Other
Pool # AM4668, 3.76%, 11/1/2023	1,831	1,809
Pool # 470300, 3.64%, 1/1/2025	845	824
Pool # AM4991, 3.97%, 12/1/2025	1,586	1,556
Pool # AL6805, 3.81%, 1/1/2026 (f)	1,751	1,712
Pool # 468645, 4.54%, 7/1/2026	2,377	2,382
Pool # AM6448, 3.25%, 9/1/2026	9,149	8,797
Pool # AM7223, 3.11%, 12/1/2026	3,208	3,067
Pool # AM7515, 3.34%, 2/1/2027	2,000	1,910
Pool # AM8803, 2.78%, 6/1/2027	4,568	4,285
Pool # AM8987, 2.79%, 6/1/2027	1,690	1,584
Pool # BL9574, 1.00%, 12/1/2027	3,997	3,454
Pool # BL1040, 3.81%, 12/1/2028	3,000	2,914
Pool # BS8075, 5.00%, 9/1/2029	1,900	1,958
Pool # BL4364, 2.24%, 11/1/2029	5,409	4,796
Pool # BL4333, 2.52%, 11/1/2029	5,925	5,317
Pool # AM7785, 3.17%, 2/1/2030	2,714	2,554
Pool # AM7516, 3.55%, 2/1/2030	2,000	1,915
Pool # AM8544, 3.08%, 4/1/2030	7,244	6,772
Pool # AM8889, 2.92%, 5/1/2030	8,000	7,357
Pool # AM9020, 2.97%, 6/1/2030	3,639	3,375
Pool # BS7241, 5.05%, 9/1/2030	5,000	5,172
Pool # BL9251, 1.45%, 10/1/2030	4,459	3,672
Pool # BL4315, 2.39%, 9/1/2031	4,420	3,844
Pool # BS5153, 2.53%, 9/1/2031	971	842
Pool # BS5071, 2.63%, 9/1/2031	2,993	2,600
Pool # BS4313, 1.98%, 1/1/2032	8,350	6,911
Pool # BS8294, 4.44%, 1/1/2032	2,500	2,490
Pool # BS8214, 4.62%, 1/1/2032	1,904	1,922
Pool # BM7037, 1.75%, 3/1/2032 (f)	6,747	5,527
Pool # BS5760, 2.43%, 5/1/2032	2,943	2,544
Pool # AN6149, 3.14%, 7/1/2032	3,050	2,806
Pool # BS6243, 3.87%, 8/1/2032	2,172	2,081
Pool # BS5887, 3.51%, 9/1/2032	2,000	1,855
Pool # BS6597, 3.67%, 9/1/2032	820	767
Pool # BS6339, 3.80%, 9/1/2032	3,844	3,650
Pool # BS6505, 3.54%, 10/1/2032	3,459	3,241
Pool # BS6822, 3.81%, 10/1/2032	5,575	5,297
Pool # BS6759, 3.97%, 10/1/2032	4,956	4,794
Pool # AP9632, 4.00%, 10/1/2032	129	124

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AP9762, 4.00%, 10/1/2032	213	204
Pool # BS6926, 4.51%, 10/1/2032	4,000	4,007
Pool # BS6928, 4.55%, 10/1/2032	2,065	2,077
Pool # BS6601, 3.54%, 11/1/2032	6,715	6,239
Pool # BS7115, 3.81%, 11/1/2032	10,120	9,610
Pool # AQ7084, 3.50%, 12/1/2032	407	392
Pool # AT2703, 3.50%, 5/1/2033	681	656
Pool # AT2954, 3.50%, 5/1/2033	403	387
Pool # AT4180, 3.50%, 5/1/2033	379	364
Pool # AT4939, 3.50%, 5/1/2033	368	353
Pool # BS8470, 4.52%, 6/1/2033 (g)	1,972	1,981
Pool # 754922, 5.50%, 9/1/2033	31	31
Pool # 762520, 4.00%, 11/1/2033	172	166
Pool # BS4198, 2.16%, 12/1/2033	9,000	7,413
Pool # BS4237, 2.16%, 12/1/2033	4,460	3,631
Pool # BS7097, 4.67%, 11/1/2034	7,251	7,293
Pool # AM8922, 3.03%, 6/1/2035	2,357	2,190
Pool # AM9188, 3.12%, 6/1/2035	7,000	6,269
Pool # BS7789, 4.62%, 1/1/2036	7,868	7,754
Pool # 849215, 6.50%, 1/1/2036	18	18
Pool # 872740, 6.50%, 6/1/2036	39	39
Pool # 886320, 6.50%, 7/1/2036	14	14
Pool # BS4368, 2.29%, 1/1/2037	5,192	4,181
Pool # 888796, 6.00%, 9/1/2037	46	47
Pool # AO7225, 4.00%, 7/1/2042	246	237
Pool # AO9352, 4.00%, 7/1/2042	371	358
Pool # MA1125, 4.00%, 7/1/2042	349	337
Pool # AR1397, 3.00%, 1/1/2043	766	700
Pool # MA1711, 4.50%, 12/1/2043	1,345	1,327
Pool # MA1828, 4.50%, 3/1/2044	1,034	1,021
Pool # BF0558, 5.00%, 12/1/2049	3,926	3,940
Pool # BF0091, 3.50%, 5/1/2056	1,011	934
Pool # BF0101, 3.50%, 6/1/2056	3,323	3,075
Pool # BF0464, 3.50%, 3/1/2060	2,751	2,527
Pool # BF0546, 2.50%, 7/1/2061	3,915	3,239
Pool # BF0560, 2.50%, 9/1/2061	4,943	4,090
Pool # BF0590, 2.50%, 12/1/2061	7,775	6,524
Pool # BF0579, 3.00%, 12/1/2061	6,592	5,760
Pool # BF0583, 4.00%, 12/1/2061	4,551	4,299
GNMA I, 30 Year
Pool # 554108, 6.50%, 3/15/2028	18	18
Pool # 468149, 8.00%, 8/15/2028	1	1
Pool # 486537, 7.50%, 9/15/2028	5	5
Pool # 486631, 6.50%, 10/15/2028	3	3
Pool # 591882, 6.50%, 7/15/2032	11	12
Pool # 607645, 6.50%, 2/15/2033	24	25
Pool # 607724, 7.00%, 2/15/2033	29	30
Pool # 604209, 6.50%, 4/15/2033	31	32

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 781614, 7.00%, 6/15/2033	40	43
Pool # BM2141, 5.00%, 7/15/2049	490	501
Pool # CO1916, 5.00%, 9/15/2052	2,965	3,010
GNMA II
Pool # CE5524, ARM, 6.29%, 8/20/2071 (f)	2,656	2,740
Pool # CE5546, ARM, 6.21%, 10/20/2071 (f)	4,919	5,053
Pool # CK2783, ARM, 6.17%, 2/20/2072 (f)	4,828	4,956
Pool # CK2799, ARM, 6.18%, 3/20/2072 (f)	3,943	4,051
Pool # CK2810, ARM, 6.16%, 4/20/2072 (f)	4,666	4,789
Pool # CP1819, ARM, 6.30%, 7/20/2072 (f)	3,691	3,824
Pool # CG5357, ARM, 6.14%, 8/20/2072 (f)	2,522	2,586
Pool # CP4923, ARM, 6.38%, 8/20/2072 (f)	5,608	5,818
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	1	1
Pool # 2141, 8.00%, 12/20/2025	—	—
Pool # 2234, 8.00%, 6/20/2026	1	1
Pool # 2270, 8.00%, 8/20/2026	1	1
Pool # 2285, 8.00%, 9/20/2026	1	1
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	2	2
Pool # 2512, 8.00%, 11/20/2027	3	3
Pool # 2525, 8.00%, 12/20/2027	2	2
Pool # 2549, 7.50%, 2/20/2028	2	2
Pool # 2646, 7.50%, 9/20/2028	5	6
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 3427, 4.50%, 8/20/2033	51	51
Pool # 4245, 6.00%, 9/20/2038	363	380
Pool # AK8806, 4.25%, 3/20/2045	879	851
Pool # BM2118, 4.50%, 6/20/2049	150	146
Pool # BO0535, 4.00%, 7/20/2049	1,154	1,104
Pool # BO8227, 5.00%, 7/20/2049	880	892
Pool # BO8229, 5.00%, 7/20/2049	695	712
Pool # BM9734, 4.00%, 10/20/2049	1,574	1,520
Pool # BQ4115, 3.00%, 3/20/2050	3,269	2,942
Pool # 785294, 3.50%, 1/20/2051	3,753	3,388
Pool # CB1543, 3.00%, 2/20/2051	2,558	2,302
Pool # CK2698, 3.00%, 2/20/2052	1,262	1,136
Pool # CK2716, 3.50%, 2/20/2052	3,938	3,611
Pool # CM2161, 3.00%, 3/20/2052	2,442	2,198
Pool # CM2213, 3.00%, 3/20/2052	468	421
Pool # CN2859, 4.50%, 6/20/2052	4,092	3,976
Pool # CO4824, 5.00%, 6/20/2052	1,612	1,616
Pool # CO4865, 5.00%, 7/20/2052	1,870	1,857
Pool # MA8200, 4.00%, 8/20/2052	9,407	8,938
Pool # CO8413, 4.50%, 9/20/2052	4,951	4,810
Pool # CT7445, 6.00%, 4/20/2053	1,499	1,513
Total Mortgage-Backed Securities (Cost $448,846)		425,634

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 15.1%
Academic Loan Funding Trust Series 2013-1A, Class A, 5.94%, 12/26/2044 (b) (f)	547	525
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	3,717	3,466
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	460	431
Series 2015-2, Class AA, 3.75%, 12/15/2027 (b)	185	170
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	378	334
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	535	455
American Airlines Pass-Through Trust Series 2016-3, Class AA, 3.00%, 10/15/2028	154	136
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	3,385	3,284
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (b)	2,000	1,963
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	850	836
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	2,527	2,448
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	500	488
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	2,380	2,354
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	3,599	3,462
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	1,275	1,250
AMSR Trust
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	3,500	3,260
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 (b)	4,000	3,616
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (b)	1,600	1,383
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (b)	2,168	1,851
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	3,000	2,815
Series 2022-SFR1, Class C, 4.45%, 11/17/2037 (b)	4,200	3,933
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	435	398
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	699	621
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	610	526
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	419	397
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	2,403	2,210
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023 ‡	4,631	4,492
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	795	683
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	4,200	3,935
Chase Funding Trust Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (e)	235	228
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	800	888
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 8.74%, 12/15/2024 (b) (f)	795	798
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	2,070	1,974
Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	4,080	3,954
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 (b)	2,000	1,768
Series 2020-3, Class B, 2.20%, 8/15/2053 (b)	3,180	2,532
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	4,000	4,102
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class C, 1.64%, 6/17/2030 (b)	7,280	6,747
Series 2022-3A, Class C, 8.45%, 2/15/2033 (b)	4,100	4,277

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	3,205	3,275
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (b)	718	698
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.04%, 10/25/2034 (f)	52	50
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	2,700	2,392
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	222	204
Diamond Resorts Owner Trust Series 2019-1A, Class A, 2.89%, 2/20/2032 (b)	1,025	975
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 ‡ (b)	4,699	4,221
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	2,792	2,748
DT Auto Owner Trust Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	3,500	3,649
Exeter Automobile Receivables Trust Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	1,521	1,503
FirstKey Homes Trust
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	3,000	2,737
Series 2022-SFR3, Class C, 4.50%, 7/17/2038 (b)	3,466	3,295
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	4,000	3,453
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	3,700	3,268
Flagship Credit Auto Trust Series 2022-4, Class C, 7.71%, 10/16/2028 (b)	5,190	5,379
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 (b) (f)	7,325	6,959
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (f)	5,000	4,514
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (f)	4,300	3,705
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	3,370	2,902
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	6,000	5,603
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	4,831	4,518
Foundation Finance Trust Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	214	210
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 (b)	3,585	3,554
Freedom Frn Series 2021-SAVF1, 4.90%, 3/22/2024 ‡ (f)	2,911	2,837
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (f)	35	29
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	2,361	2,328
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	2,500	2,501
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	20	19
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	1,354	1,132
Series 2023-1A, 5.90%, 1/17/2061 ‡ (b)	3,249	3,085
Goodgreen Trust Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	288	255
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	764	683
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	308	273
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	770	702
HGI CRE CLO Ltd. (Cayman Islands) Series 2022-FL3, Class B, 7.48%, 4/20/2037 (b) (f)	1,500	1,463
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (b)	48	47
Jonah, 7.80%, 11/10/2037 ‡ (b)	2,757	2,714
Jonah Energy Abs I LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	2,220	2,196
KGS-Alpha SBA COOF Trust
Series 2012-2, Class A, IO, 0.87%, 8/25/2038 (b) (f)	1,229	23
Series 2013-2, Class A, IO, 1.89%, 3/25/2039 (b) (f)	1,227	42
Series 2015-2, Class A, IO, 3.02%, 7/25/2041 (b) (f)	470	49
Lending Funding Trust Series 2020-2A, Class C, 4.30%, 4/21/2031 (b)	1,795	1,573

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Lendingpoint Asset Securitization Trust
Series 2022-B, Class B, 5.99%, 10/15/2029 (b)	5,237	4,871
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	4,000	3,938
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,490	1,480
LL ABS Trust Series 2022-1A, Class B, 5.05%, 11/15/2029 (b)	2,900	2,770
LP LMS Asset Securitization Trust, 3.23%, 10/15/2028 ‡	348	346
Mariner Finance Issuance Trust Series 2022-AA, Class C, 7.90%, 10/20/2037 (b)	2,033	2,048
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	376	367
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 (b)	1,297	1,201
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (e)	218	207
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	929	860
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	4,848	4,314
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	2,783	2,523
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Class A3, 4.71%, 5/1/2052	575	554
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (b)	3,880	3,711
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	1,384	1,357
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	434	432
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (b)	2,667	2,525
Pendoor Proper, Zero Coupon, 2/15/2026 ‡ (b)	4,150	3,901
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.22%, 5/25/2027 (b) (f)	3,450	3,452
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	4,000	4,044
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (e)	2,381	2,221
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (b) (e)	3,507	3,200
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	5,455	5,036
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (e)	2,929	2,778
Progress Residential Trust
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	4,000	3,651
Series 2020-SFR3, Class C, 1.70%, 10/17/2027 (b)	3,250	2,925
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 (b)	5,000	4,755
Series 2021-SFR6, Class E1, 2.43%, 7/17/2038 (b)	3,446	2,963
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (b)	2,685	2,477
Series 2022-SFR5, Class E1, 6.62%, 6/17/2039 (b)	3,619	3,482
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (e)	287	82
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	371	325
RMIP Series 2019-1B, Zero Coupon, 8/25/2023 ‡	432	425
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	4,829	4,759
SART Series 2018-1, 4.76%, 6/15/2025 ‡	565	559
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (b)	3,688	3,660
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (e)	151	120
Sierra Timeshare Receivables Funding LLC Series 2019-2A, Class C, 3.12%, 5/20/2036 (b)	643	617
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	289	256
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 (b)	1,837	1,722
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	793	740
Series 2018-1, Class B, 4.60%, 3/1/2026	484	457
Series 2016-1, Class A, 3.45%, 7/7/2028	557	483

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2016-2, Class A, 3.10%, 10/7/2028	947	814
Series 2018-1, Class AA, 3.50%, 3/1/2030	857	773
Series 2018-1, Class A, 3.70%, 3/1/2030	1,330	1,160
Series 2019-1, Class AA, 4.15%, 8/25/2031	840	775
Series 2019-1, Class A, 4.55%, 8/25/2031	751	678
Series 2019-2, Class AA, 2.70%, 5/1/2032	1,129	955
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	2,000	2,000
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	1,361	1,357
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	1,051	1,047
US Auto Funding Trust Series 2022-1A, Class B, 5.13%, 12/15/2025 (b)	4,700	4,467
vMobo, Inc., 7.46%, 7/18/2027 ‡	5,999	5,970
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (b) (e)	1,910	1,756
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (e)	4,433	4,037
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (e)	3,158	2,928
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (e)	2,469	2,330
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (e)	2,613	2,403
Westlake Automobile Receivables Trust
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	4,910	4,809
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	3,047	3,077
WILMA, 7.95%, 3/27/2029 ‡	2,898	2,883
Total Asset-Backed Securities (Cost $322,492)		307,566
Collateralized Mortgage Obligations — 6.3%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,673	2,647
Series 2005-1CB, Class 1A6, IF, IO, 1.96%, 3/25/2035 (f)	354	24
Series 2005-22T1, Class A2, IF, IO, 0.00%, 6/25/2035 (f)	2,794	198
Series 2005-20CB, Class 3A8, IF, IO, 0.00%, 7/25/2035 (f)	1,055	43
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	970	839
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	50	23
Series 2005-37T1, Class A2, IF, IO, 0.00%, 9/25/2035 (f)	2,027	112
Series 2005-54CB, Class 1A2, IF, IO, 0.00%, 11/25/2035 (f)	1,544	64
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	613	482
Series 2005-57CB, Class 3A2, IF, IO, 0.00%, 12/25/2035 (f)	418	36
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	296	265
Series 2006-26CB, Class A9, 6.50%, 9/25/2036	872	494
Banc of America Alternative Loan Trust
Series 2004-6, Class 15, PO, 7/25/2019	6	2
Series 2006-4, Class 1A4, 6.00%, 5/25/2046	238	201
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	63	44
Series 2004-2, Class 30, PO, 9/20/2034	71	52
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	142	121
Series 2005-7, Class 30, PO, 11/25/2035	62	62
Series 2005-8, Class 30, PO, 1/25/2036	34	22
Series 2006-A, Class 3A2, 4.06%, 2/20/2036 (f)	92	83
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.17%, 2/25/2034 (f)	25	24

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 4.57%, 10/25/2033 (f)	14	13
Series 2004-1, Class 12A1, 4.06%, 4/25/2034 (f)	133	121
Series 2004-2, Class 14A, 3.87%, 5/25/2034 (f)	19	17
Series 2006-1, Class A1, 6.80%, 2/25/2036 (f)	274	262
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	2	1
Series 2004-HYB1, Class 2A, 4.39%, 5/20/2034 (f)	30	28
Series 2004-HYB3, Class 2A, 3.83%, 6/20/2034 (f)	112	103
Series 2004-7, Class 2A1, 4.60%, 6/25/2034 (f)	78	72
Series 2004-HYB6, Class A3, 3.99%, 11/20/2034 (f)	118	110
Series 2005-16, Class A23, 5.50%, 9/25/2035	192	125
Series 2005-22, Class 2A1, 3.50%, 11/25/2035 (f)	638	504
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust
Series 2005-5, Class A, PO, 8/25/2035	27	19
Series 2005-8, Class A, PO, 11/25/2035	50	31
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 4.24%, 9/25/2033 (f)	11	11
Citigroup Mortgage Loan Trust
Series 2004-UST1, Class A6, 4.29%, 8/25/2034 (f)	11	10
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (f)	211	199
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	9	6
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	8	7
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	7	6
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	13	12
Series 2005-1, Class 2A1A, 2.99%, 2/25/2035 (f)	144	113
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	98	96
Series 2005-5, Class 1A2, 4.33%, 8/25/2035 (f)	158	131
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.66%, 2/25/2033 (f)	178	176
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	39	38
Series 2003-25, Class 1P, PO, 10/25/2033	79	57
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-4, Class 3A18, 5.50%, 6/25/2035	474	466
Series 2005-4, Class 3A23, 5.50%, 6/25/2035	1,000	982
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	5,061	4,706
FHLMC, REMIC
Series 1541, Class O, 2.65%, 7/15/2023 (f)	—	—
Series 2638, Class DS, IF, 3.49%, 7/15/2023 (f)	—	—
Series 1541, Class M, IF, 18.01%, 7/15/2023 (f)	—	—
Series 1570, Class F, 4.01%, 8/15/2023 (f)	—	—
Series 1608, Class L, 6.50%, 9/15/2023	8	8
Series 1573, Class PZ, 7.00%, 9/15/2023	1	1
Series 2571, Class SK, IF, 12.47%, 9/15/2023 (f)	—	—
Series 1591, Class PV, 6.25%, 10/15/2023	1	1

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1602, Class SA, IF, 6.67%, 10/15/2023 (f)	1	1
Series 2710, Class HB, 5.50%, 11/15/2023	2	2
Series 1642, Class PJ, 6.00%, 11/15/2023	4	4
Series 2716, Class UN, 4.50%, 12/15/2023	5	5
Series 1638, Class H, 6.50%, 12/15/2023	7	7
Series 2283, Class K, 6.50%, 12/15/2023	2	2
Series 1865, Class D, PO, 2/15/2024	4	4
Series 1760, Class ZD, 3.08%, 2/15/2024 (f)	7	7
Series 1686, Class SH, IF, 8.11%, 2/15/2024 (f)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (f)	1	1
Series 1709, Class FA, 2.73%, 3/15/2024 (f)	—	—
Series 1699, Class FC, 5.55%, 3/15/2024 (f)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	2	2
Series 1706, Class K, 7.00%, 3/15/2024	4	4
Series 2033, Class SN, HB, IF, 20.16%, 3/15/2024 (f)	1	—
Series 2306, Class K, PO, 5/15/2024	1	1
Series 2306, Class SE, IF, IO, 7.02%, 5/15/2024 (f)	3	—
Series 1745, Class D, 7.50%, 8/15/2024	3	3
Series 3720, Class A, 4.50%, 9/15/2025	20	20
Series 3131, Class BK, 5.50%, 3/15/2026	95	94
Series 1829, Class ZB, 6.50%, 3/15/2026	1	1
Series 1863, Class Z, 6.50%, 7/15/2026	1	1
Series 1890, Class H, 7.50%, 9/15/2026	5	5
Series 1899, Class ZE, 8.00%, 9/15/2026	18	18
Series 3229, Class HE, 5.00%, 10/15/2026	100	98
Series 1963, Class Z, 7.50%, 1/15/2027	15	15
Series 1935, Class FL, 5.81%, 2/15/2027 (f)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	18	17
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	10	10
Series 2019, Class Z, 6.50%, 12/15/2027	22	23
Series 2038, Class PN, IO, 7.00%, 3/15/2028	16	2
Series 2040, Class PE, 7.50%, 3/15/2028	30	31
Series 4251, Class KW, 2.50%, 4/15/2028	2,258	2,151
Series 2043, Class CJ, 6.50%, 4/15/2028	5	5
Series 2054, Class PV, 7.50%, 5/15/2028	25	25
Series 2075, Class PM, 6.25%, 8/15/2028	58	59
Series 2075, Class PH, 6.50%, 8/15/2028	52	53
Series 2086, Class GB, 6.00%, 9/15/2028	10	10
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	26	2
Series 2095, Class PE, 6.00%, 11/15/2028	68	68
Series 2125, Class JZ, 6.00%, 2/15/2029	25	25
Series 2136, Class PG, 6.00%, 3/15/2029	26	27
Series 2132, Class SB, IF, 8.74%, 3/15/2029 (f)	5	5
Series 2141, IO, 7.00%, 4/15/2029	7	1
Series 2169, Class TB, 7.00%, 6/15/2029	82	85
Series 2163, Class PC, IO, 7.50%, 6/15/2029	9	1
Series 2172, Class QC, 7.00%, 7/15/2029	57	59

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2176, Class OJ, 7.00%, 8/15/2029	46	48
Series 2201, Class C, 8.00%, 11/15/2029	18	18
Series 2209, Class TC, 8.00%, 1/15/2030	23	24
Series 2210, Class Z, 8.00%, 1/15/2030	49	52
Series 2224, Class CB, 8.00%, 3/15/2030	11	12
Series 2230, Class Z, 8.00%, 4/15/2030	29	31
Series 2234, Class PZ, 7.50%, 5/15/2030	24	26
Series 2247, Class Z, 7.50%, 8/15/2030	26	27
Series 2256, Class MC, 7.25%, 9/15/2030	25	27
Series 2259, Class ZM, 7.00%, 10/15/2030	42	44
Series 2262, Class Z, 7.50%, 10/15/2030	6	6
Series 2271, Class PC, 7.25%, 12/15/2030	44	47
Series 2296, Class PD, 7.00%, 3/15/2031	33	34
Series 2313, Class LA, 6.50%, 5/15/2031	17	17
Series 2325, Class PM, 7.00%, 6/15/2031	26	28
Series 2359, Class ZB, 8.50%, 6/15/2031	76	82
Series 2344, Class ZD, 6.50%, 8/15/2031	260	268
Series 2344, Class ZJ, 6.50%, 8/15/2031	26	27
Series 2345, Class NE, 6.50%, 8/15/2031	23	24
Series 2351, Class PZ, 6.50%, 8/15/2031	19	19
Series 2353, Class AZ, 6.00%, 9/15/2031	137	138
Series 2367, Class ME, 6.50%, 10/15/2031	54	55
Series 2396, Class FM, 5.56%, 12/15/2031 (f)	50	50
Series 2399, Class OH, 6.50%, 1/15/2032	58	59
Series 2399, Class TH, 6.50%, 1/15/2032	67	69
Series 2464, Class SI, IF, IO, 2.89%, 2/15/2032 (f)	130	10
Series 2410, Class QX, IF, IO, 3.54%, 2/15/2032 (f)	28	2
Series 2412, Class SP, IF, 5.89%, 2/15/2032 (f)	51	55
Series 2410, Class QS, IF, 6.22%, 2/15/2032 (f)	53	58
Series 2410, Class OE, 6.38%, 2/15/2032	10	10
Series 2410, Class NG, 6.50%, 2/15/2032	64	67
Series 2420, Class XK, 6.50%, 2/15/2032	101	105
Series 2444, Class ES, IF, IO, 2.84%, 3/15/2032 (f)	50	4
Series 2450, Class SW, IF, IO, 2.89%, 3/15/2032 (f)	40	4
Series 2430, Class WF, 6.50%, 3/15/2032	128	134
Series 2423, Class MC, 7.00%, 3/15/2032	71	75
Series 2423, Class MT, 7.00%, 3/15/2032	63	66
Series 2435, Class CJ, 6.50%, 4/15/2032	83	86
Series 2434, Class TC, 7.00%, 4/15/2032	73	77
Series 2436, Class MC, 7.00%, 4/15/2032	40	41
Series 2455, Class GK, 6.50%, 5/15/2032	151	154
Series 2450, Class GZ, 7.00%, 5/15/2032	45	48
Series 2462, Class JG, 6.50%, 6/15/2032	70	72
Series 2466, Class PH, 6.50%, 6/15/2032	112	116
Series 2474, Class NR, 6.50%, 7/15/2032	72	74
Series 2484, Class LZ, 6.50%, 7/15/2032	75	77
Series 2500, Class MC, 6.00%, 9/15/2032	81	84
Series 2835, Class QO, PO, 12/15/2032	10	8

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2543, Class YX, 6.00%, 12/15/2032	145	150
Series 2544, Class HC, 6.00%, 12/15/2032	98	101
Series 2552, Class ME, 6.00%, 1/15/2033	165	171
Series 2567, Class QD, 6.00%, 2/15/2033	168	173
Series 2575, Class ME, 6.00%, 2/15/2033	407	420
Series 2596, Class QG, 6.00%, 3/15/2033	96	98
Series 2586, Class WI, IO, 6.50%, 3/15/2033	44	7
Series 2692, Class SC, IF, 3.07%, 7/15/2033 (f)	29	29
Series 4240, Class B, 3.00%, 8/15/2033	2,501	2,338
Series 3920, Class LP, 5.00%, 1/15/2034	381	381
Series 2744, Class PE, 5.50%, 2/15/2034	3	3
Series 3611, PO, 7/15/2034	25	22
Series 2990, Class UZ, 5.75%, 6/15/2035	954	968
Series 3004, Class EK, 5.50%, 7/15/2035	1,233	1,255
Series 3014, Class OD, PO, 8/15/2035	27	22
Series 3085, Class WF, 5.91%, 8/15/2035 (f)	62	63
Series 3047, Class OD, 5.50%, 10/15/2035	376	377
Series 3074, Class BH, 5.00%, 11/15/2035	111	109
Series 3064, Class MC, 5.50%, 11/15/2035	3,095	3,115
Series 3102, Class FB, 5.41%, 1/15/2036 (f)	44	44
Series 3102, Class HS, IF, 5.84%, 1/15/2036 (f)	16	16
Series 3117, Class EO, PO, 2/15/2036	157	133
Series 3117, Class OK, PO, 2/15/2036	94	79
Series 3134, PO, 3/15/2036	23	20
Series 3152, Class MO, PO, 3/15/2036	131	111
Series 3122, Class ZB, 6.00%, 3/15/2036	30	34
Series 3138, PO, 4/15/2036	113	95
Series 3607, Class BO, PO, 4/15/2036	52	44
Series 3219, Class DI, IO, 6.00%, 4/15/2036	79	15
Series 3819, Class ZQ, 6.00%, 4/15/2036	486	505
Series 3149, Class SO, PO, 5/15/2036	19	16
Series 3233, Class OP, PO, 5/15/2036	33	28
Series 3171, Class MO, PO, 6/15/2036	17	15
Series 3179, Class OA, PO, 7/15/2036	95	79
Series 3194, Class SA, IF, IO, 1.99%, 7/15/2036 (f)	20	3
Series 3211, Class SO, PO, 9/15/2036	111	94
Series 3218, Class AO, PO, 9/15/2036	56	43
Series 3232, Class ST, IF, IO, 1.59%, 10/15/2036 (f)	134	11
Series 3256, PO, 12/15/2036	77	62
Series 3261, Class OA, PO, 1/15/2037	90	74
Series 3260, Class CS, IF, IO, 1.03%, 1/15/2037 (f)	147	13
Series 3274, Class JO, PO, 2/15/2037	22	19
Series 3275, Class FL, 5.55%, 2/15/2037 (f)	20	19
Series 3290, Class SB, IF, IO, 1.34%, 3/15/2037 (f)	202	15
Series 3318, Class AO, PO, 5/15/2037	5	5
Series 3607, PO, 5/15/2037	114	93
Series 3315, Class HZ, 6.00%, 5/15/2037	81	82
Series 3326, Class JO, PO, 6/15/2037	6	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3331, PO, 6/15/2037	78	65
Series 3607, Class OP, PO, 7/15/2037	258	211
Series 4048, Class FJ, 4.03%, 7/15/2037 (f)	295	287
Series 3385, Class SN, IF, IO, 0.89%, 11/15/2037 (f)	27	2
Series 3387, Class SA, IF, IO, 1.31%, 11/15/2037 (f)	119	9
Series 3422, Class AI, IO, 0.25%, 1/15/2038 (e)	660	6
Series 3404, Class SC, IF, IO, 0.89%, 1/15/2038 (f)	188	14
Series 3424, Class PI, IF, IO, 1.69%, 4/15/2038 (f)	169	17
Series 3481, Class SJ, IF, IO, 0.74%, 8/15/2038 (f)	197	16
Series 3511, Class SA, IF, IO, 0.89%, 2/15/2039 (f)	142	9
Series 3549, Class FA, 6.31%, 7/15/2039 (f)	9	9
Series 3621, Class BO, PO, 1/15/2040	77	65
Series 3747, Class PY, 4.00%, 10/15/2040	735	705
Series 3925, Class FL, 5.56%, 1/15/2041 (f)	64	64
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (f)	79	77
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (f)	225	230
Series 3957, Class B, 4.00%, 11/15/2041	85	82
Series 3966, Class NA, 4.00%, 12/15/2041	229	223
Series 4217, Class KY, 3.00%, 6/15/2043	2,300	2,027
Series 4928, Class PB, 2.50%, 9/25/2048	473	424
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	174	34
Series 233, Class 13, IO, 5.00%, 9/15/2035	253	44
Series 299, Class 300, 3.00%, 1/15/2043	1,183	1,082
Series 310, PO, 9/15/2043	612	463
Series 323, Class 300, 3.00%, 1/15/2044	874	804
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.31%, 7/25/2032 (f)	201	193
Series T-76, Class 2A, 2.02%, 10/25/2037 (f)	501	429
Series T-51, Class 2A, 7.50%, 8/25/2042 (f)	154	158
Series T-54, Class 2A, 6.50%, 2/25/2043	846	889
Series T-54, Class 3A, 7.00%, 2/25/2043	235	248
Series T-58, Class A, PO, 9/25/2043	67	55
Series T-59, Class 1AP, PO, 10/25/2043	153	86
First Horizon Alternative Mortgage Securities Trust
Series 2004-AA4, Class A1, 5.39%, 10/25/2034 (f)	83	82
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	343	179
Series 2007-FA4, Class 1A2, IF, IO, 0.51%, 8/25/2037 (f)	826	79
FNMA
Series 2006-65, Class QO, PO, 7/25/2036	119	102
Series 2006-110, PO, 11/25/2036	208	174
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	61	64
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	107	111
Series 2004-W15, Class 2AF, 5.39%, 8/25/2044 (f)	149	147
Series 2005-W3, Class 2AF, 5.36%, 3/25/2045 (f)	435	431
Series 2006-W2, Class 1AF1, 5.36%, 2/25/2046 (f)	145	143

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA, Grantor Trust, Whole Loan
Series 2002-T19, Class A2, 7.00%, 7/25/2042	387	407
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	207	216
FNMA, Other
Series 2002-83, Class CS, 6.88%, 8/25/2023	2	2
Series 2009-62, Class HJ, 6.00%, 5/25/2039	6	6
FNMA, REMIC
Series G93-27, Class FD, 6.02%, 8/25/2023 (f)	—	—
Series 1996-14, Class SE, IF, IO, 7.17%, 8/25/2023 (f)	1	—
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 3.75%, 9/25/2023 (f)	—	—
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (f)	—	—
Series 1993-179, Class SB, IF, 6.86%, 10/25/2023 (f)	—	—
Series 1999-52, Class NS, IF, 8.99%, 10/25/2023 (f)	—	—
Series 1993-179, Class SC, IF, 10.50%, 10/25/2023 (f)	—	—
Series 1995-19, Class Z, 6.50%, 11/25/2023	3	3
Series 1993-230, Class FA, 5.74%, 12/25/2023 (f)	—	—
Series 1993-247, Class FE, 6.14%, 12/25/2023 (f)	1	1
Series 1993-225, Class UB, 6.50%, 12/25/2023	1	1
Series 2002-1, Class UD, IF, 6.52%, 12/25/2023 (f)	1	1
Series 1993-247, Class SU, IF, 7.72%, 12/25/2023 (f)	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	4	4
Series 1994-40, Class Z, 6.50%, 3/25/2024	30	30
Series 2004-53, Class NC, 5.50%, 7/25/2024	1	1
Series 1995-2, Class Z, 8.50%, 1/25/2025	2	2
Series G95-1, Class C, 8.80%, 1/25/2025	2	2
Series 1997-20, IO, 1.84%, 3/25/2027 (f)	2	—
Series 1997-27, Class J, 7.50%, 4/18/2027	3	3
Series 1997-29, Class J, 7.50%, 4/20/2027	6	6
Series 1997-39, Class PD, 7.50%, 5/20/2027	29	30
Series 1997-42, Class ZC, 6.50%, 7/18/2027	2	2
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	9	—
Series 1998-36, Class ZB, 6.00%, 7/18/2028	14	14
Series 1999-18, Class Z, 5.50%, 4/18/2029	13	13
Series 1999-17, Class C, 6.35%, 4/25/2029	11	11
Series 1999-62, Class PB, 7.50%, 12/18/2029	17	17
Series 2000-2, Class ZE, 7.50%, 2/25/2030	53	55
Series 2000-20, Class SA, IF, IO, 3.96%, 7/25/2030 (f)	15	—
Series 2000-52, IO, 8.50%, 1/25/2031	7	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	15	16
Series 2011-31, Class DB, 3.50%, 4/25/2031	821	792
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	54	6
Series 2001-30, Class PM, 7.00%, 7/25/2031	45	47
Series 2001-36, Class DE, 7.00%, 8/25/2031	46	48
Series 2001-49, Class Z, 6.50%, 9/25/2031	15	15
Series 2001-44, Class MY, 7.00%, 9/25/2031	114	120
Series 2001-44, Class PD, 7.00%, 9/25/2031	13	13
Series 2001-44, Class PU, 7.00%, 9/25/2031	16	17

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2001-52, Class KB, 6.50%, 10/25/2031	17	17
Series 2003-52, Class SX, IF, 7.54%, 10/25/2031 (f)	25	28
Series 2001-61, Class Z, 7.00%, 11/25/2031	173	180
Series 2001-72, Class SX, IF, 5.50%, 12/25/2031 (f)	3	4
Series 2002-1, Class SA, IF, 8.49%, 2/25/2032 (f)	9	11
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (f)	118	3
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (f)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	5	4
Series 2002-21, Class PE, 6.50%, 4/25/2032	43	45
Series 2002-28, Class PK, 6.50%, 5/25/2032	114	118
Series 2012-66, Class CB, 3.00%, 6/25/2032	2,608	2,469
Series 2002-37, Class Z, 6.50%, 6/25/2032	32	33
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	111	11
Series 2002-48, Class GH, 6.50%, 8/25/2032	171	179
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (f)	21	22
Series 2004-59, Class BG, PO, 12/25/2032	57	49
Series 2002-77, Class S, IF, 5.06%, 12/25/2032 (f)	25	26
Series 2003-22, Class UD, 4.00%, 4/25/2033	570	550
Series 2003-35, Class UC, 3.75%, 5/25/2033	4	4
Series 2003-42, Class GB, 4.00%, 5/25/2033	45	44
Series 2003-34, Class AX, 6.00%, 5/25/2033	99	102
Series 2003-34, Class ED, 6.00%, 5/25/2033	439	450
Series 2003-39, IO, 6.00%, 5/25/2033 (f)	21	3
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	167	30
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	312	27
Series 2003-47, Class PE, 5.75%, 6/25/2033	92	95
Series 2003-64, Class SX, IF, 1.16%, 7/25/2033 (f)	22	20
Series 2003-132, Class OA, PO, 8/25/2033	5	5
Series 2003-71, Class DS, IF, 0.75%, 8/25/2033 (f)	210	186
Series 2003-74, Class SH, IF, 0.92%, 8/25/2033 (f)	46	43
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	175	26
Series 2003-91, Class SD, IF, 3.94%, 9/25/2033 (f)	39	38
Series 2013-101, Class AE, 3.00%, 10/25/2033	2,749	2,599
Series 2013-101, Class E, 3.00%, 10/25/2033	2,489	2,359
Series 2013-108, Class GU, 3.00%, 10/25/2033	3,119	2,946
Series 2003-116, Class SB, IF, IO, 2.46%, 11/25/2033 (f)	231	18
Series 2006-44, Class P, PO, 12/25/2033	442	371
Series 2003-130, Class SX, IF, 3.81%, 1/25/2034 (f)	4	3
Series 2004-25, Class SA, IF, 5.40%, 4/25/2034 (f)	93	97
Series 2004-46, Class SK, IF, 2.37%, 5/25/2034 (f)	171	166
Series 2004-46, Class QB, IF, 3.45%, 5/25/2034 (f)	87	93
Series 2004-36, Class SA, IF, 5.40%, 5/25/2034 (f)	222	240
Series 2004-51, Class SY, IF, 3.96%, 7/25/2034 (f)	43	41
Series 2005-74, Class CS, IF, 5.89%, 5/25/2035 (f)	40	40
Series 2005-56, Class S, IF, IO, 1.57%, 7/25/2035 (f)	206	17
Series 2005-66, Class SG, IF, 4.53%, 7/25/2035 (f)	68	73
Series 2005-68, Class PG, 5.50%, 8/25/2035	199	201
Series 2005-84, Class XM, 5.75%, 10/25/2035	498	501

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,700	1,741
Series 2006-46, Class UC, 5.50%, 12/25/2035	67	66
Series 2005-109, Class PC, 6.00%, 12/25/2035	151	152
Series 2006-39, Class WC, 5.50%, 1/25/2036	38	37
Series 2006-16, Class OA, PO, 3/25/2036	70	60
Series 2006-22, Class AO, PO, 4/25/2036	125	106
Series 2006-23, Class KO, PO, 4/25/2036	20	18
Series 2006-44, Class GO, PO, 6/25/2036	177	151
Series 2006-53, Class US, IF, IO, 1.44%, 6/25/2036 (f)	260	22
Series 2006-56, PO, 7/25/2036	134	113
Series 2006-58, PO, 7/25/2036	77	65
Series 2006-58, Class AP, PO, 7/25/2036	158	133
Series 2006-56, Class FC, 5.43%, 7/25/2036 (f)	246	244
Series 2006-58, Class FL, 5.60%, 7/25/2036 (f)	19	19
Series 2006-60, Class DZ, 6.50%, 7/25/2036	2,992	3,063
Series 2006-72, Class TO, PO, 8/25/2036	20	16
Series 2006-79, Class DO, PO, 8/25/2036	96	85
Series 2007-7, Class SG, IF, IO, 1.36%, 8/25/2036 (f)	785	102
Series 2006-77, Class PC, 6.50%, 8/25/2036	254	261
Series 2006-90, Class AO, PO, 9/25/2036	59	51
Series 2008-42, Class AO, PO, 9/25/2036	38	31
Series 2009-19, Class IP, IO, 5.50%, 10/25/2036	482	98
Series 2006-109, PO, 11/25/2036	41	34
Series 2006-111, Class EO, PO, 11/25/2036	27	23
Series 2006-124, Class HB, 3.95%, 11/25/2036 (f)	348	359
Series 2006-119, PO, 12/25/2036	31	27
Series 2006-118, Class A2, 5.40%, 12/25/2036 (f)	117	113
Series 2009-70, Class CO, PO, 1/25/2037	194	163
Series 2006-128, Class BP, 5.50%, 1/25/2037	38	38
Series 2007-14, Class ES, IF, IO, 1.30%, 3/25/2037 (f)	323	27
Series 2007-77, Class FG, 5.64%, 3/25/2037 (f)	33	33
Series 2007-16, Class FC, 5.89%, 3/25/2037 (f)	41	41
Series 2007-42, Class AO, PO, 5/25/2037	10	8
Series 2007-48, PO, 5/25/2037	51	44
Series 2007-60, Class AX, IF, IO, 2.01%, 7/25/2037 (f)	924	112
Series 2007-81, Class GE, 6.00%, 8/25/2037	96	101
Series 2007-88, Class VI, IF, IO, 1.40%, 9/25/2037 (f)	641	62
Series 2007-91, Class ES, IF, IO, 1.32%, 10/25/2037 (f)	476	41
Series 2007-116, Class HI, IO, 0.00%, 1/25/2038 (f)	249	9
Series 2008-1, Class BI, IF, IO, 0.77%, 2/25/2038 (f)	150	11
Series 2008-16, Class IS, IF, IO, 1.06%, 3/25/2038 (f)	62	4
Series 2008-10, Class XI, IF, IO, 1.09%, 3/25/2038 (f)	136	12
Series 2008-27, Class SN, IF, IO, 1.76%, 4/25/2038 (f)	72	7
Series 2008-44, PO, 5/25/2038	6	5
Series 2008-53, Class CI, IF, IO, 2.06%, 7/25/2038 (f)	94	9
Series 2008-80, Class SA, IF, IO, 0.71%, 9/25/2038 (f)	217	15
Series 2008-81, Class SB, IF, IO, 0.71%, 9/25/2038 (f)	266	15
Series 2009-6, Class GS, IF, IO, 1.41%, 2/25/2039 (f)	201	19

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-60, Class HT, 6.00%, 8/25/2039	194	203
Series 2009-99, Class SC, IF, IO, 1.04%, 12/25/2039 (f)	54	4
Series 2009-103, Class MB, 4.41%, 12/25/2039 (f)	78	77
Series 2010-49, Class SC, IF, 2.38%, 3/25/2040 (f)	144	140
Series 2010-64, Class DM, 5.00%, 6/25/2040	74	74
Series 2010-71, Class HJ, 5.50%, 7/25/2040	127	131
Series 2010-147, Class SA, IF, IO, 1.39%, 1/25/2041 (f)	636	77
Series 2011-30, Class LS, IO, 0.00%, 4/25/2041 (f)	224	12
Series 2011-75, Class FA, 5.69%, 8/25/2041 (f)	57	57
Series 2011-118, Class MT, 7.00%, 11/25/2041	181	193
Series 2011-130, Class CA, 6.00%, 12/25/2041	419	431
Series 2013-81, Class TA, 3.00%, 2/25/2043	820	785
Series 2013-92, PO, 9/25/2043	515	393
Series 2013-90, Class PM, 3.50%, 9/25/2043	1,694	1,553
Series 2013-101, Class DO, PO, 10/25/2043	901	671
Series 2013-128, PO, 12/25/2043	935	722
Series 2011-2, Class WA, 5.86%, 2/25/2051 (f)	111	113
FNMA, REMIC Trust, Whole Loan
Series 2007-W7, Class 1A4, IF, 8.35%, 7/25/2037 (f)	5	6
Series 2003-W4, Class 2A, 5.17%, 10/25/2042 (f)	32	32
Series 2003-W1, Class 1A1, 4.82%, 12/25/2042 (f)	278	266
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (f)	120	116
Series 2009-W1, Class A, 6.00%, 12/25/2049	243	247
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 4.34%, 6/27/2036 (f)	193	190
Series 2007-54, Class FA, 5.54%, 6/25/2037 (f)	107	104
Series 2007-106, Class A7, 6.06%, 10/25/2037 (f)	56	58
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 329, Class 1, PO, 1/25/2033	19	17
Series 345, Class 6, IO, 5.00%, 12/25/2033 (f)	29	4
Series 351, Class 7, IO, 5.00%, 4/25/2034 (f)	97	12
Series 355, Class 11, IO, 6.00%, 7/25/2034	82	12
Series 365, Class 8, IO, 5.50%, 5/25/2036	126	26
Series 374, Class 5, IO, 5.50%, 8/25/2036	68	12
Series 393, Class 6, IO, 5.50%, 4/25/2037	22	3
Series 383, Class 32, IO, 6.00%, 1/25/2038	31	6
Series 383, Class 33, IO, 6.00%, 1/25/2038	82	16
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.60%, 6/19/2035 (f)	293	272
GNMA
Series 1999-4, Class ZB, 6.00%, 2/20/2029	119	118
Series 2001-35, Class SA, IF, IO, 3.14%, 8/16/2031 (f)	45	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	218	217
Series 2003-58, Class BE, 6.50%, 1/20/2033	286	285
Series 2003-12, Class SP, IF, IO, 2.75%, 2/20/2033 (f)	69	1
Series 2003-46, Class MG, 6.50%, 5/20/2033	223	223
Series 2003-52, Class AP, PO, 6/16/2033	64	58
Series 2003-112, Class SA, IF, IO, 6.04%, 12/16/2033 (f)	234	5

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-28, Class S, IF, 5.62%, 4/16/2034 (f)	98	103
Series 2004-90, Class SI, IF, IO, 0.95%, 10/20/2034 (f)	315	15
Series 2005-68, Class DP, IF, 4.13%, 6/17/2035 (f)	29	30
Series 2010-14, Class CO, PO, 8/20/2035	105	91
Series 2005-58, Class NI, IO, 5.50%, 8/20/2035 (f)	481	60
Series 2005-68, Class KI, IF, IO, 1.15%, 9/20/2035 (f)	686	56
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	103	12
Series 2006-16, Class OP, PO, 3/20/2036	47	41
Series 2006-38, Class SW, IF, IO, 1.35%, 6/20/2036 (f)	4	—
Series 2006-38, Class ZK, 6.50%, 8/20/2036	567	569
Series 2006-59, Class SD, IF, IO, 1.55%, 10/20/2036 (f)	156	9
Series 2006-65, Class SA, IF, IO, 1.65%, 11/20/2036 (f)	253	4
Series 2011-22, Class WA, 5.87%, 2/20/2037 (f)	241	246
Series 2007-57, PO, 3/20/2037	31	30
Series 2007-17, Class JO, PO, 4/16/2037	46	38
Series 2007-17, Class JI, IF, IO, 1.70%, 4/16/2037 (f)	427	38
Series 2007-19, Class SD, IF, IO, 1.05%, 4/20/2037 (f)	232	5
Series 2007-28, Class BO, PO, 5/20/2037	47	41
Series 2007-26, Class SC, IF, IO, 1.05%, 5/20/2037 (f)	190	7
Series 2007-27, Class SA, IF, IO, 1.05%, 5/20/2037 (f)	208	8
Series 2007-36, Class SE, IF, IO, 1.36%, 6/16/2037 (f)	119	4
Series 2007-47, Class PH, 6.00%, 7/16/2037	1,781	1,826
Series 2007-40, Class SB, IF, IO, 1.60%, 7/20/2037 (f)	421	21
Series 2007-42, Class SB, IF, IO, 1.60%, 7/20/2037 (f)	244	11
Series 2007-53, Class SW, IF, 4.76%, 9/20/2037 (f)	20	21
Series 2008-32, Class PI, IO, 5.50%, 10/16/2037	—	—
Series 2009-79, Class OK, PO, 11/16/2037	70	60
Series 2007-73, Class MI, IF, IO, 0.85%, 11/20/2037 (f)	138	3
Series 2007-76, Class SA, IF, IO, 1.38%, 11/20/2037 (f)	273	8
Series 2007-72, Class US, IF, IO, 1.40%, 11/20/2037 (f)	132	3
Series 2007-79, Class SY, IF, IO, 1.40%, 12/20/2037 (f)	122	4
Series 2008-2, Class NS, IF, IO, 1.43%, 1/16/2038 (f)	228	10
Series 2008-2, Class MS, IF, IO, 2.05%, 1/16/2038 (f)	69	6
Series 2008-10, Class S, IF, IO, 0.68%, 2/20/2038 (f)	147	4
Series 2008-36, Class SH, IF, IO, 1.15%, 4/20/2038 (f)	198	—
Series 2008-40, Class SA, IF, IO, 1.29%, 5/16/2038 (f)	1,214	69
Series 2008-55, Class SA, IF, IO, 1.05%, 6/20/2038 (f)	112	3
Series 2008-71, Class SC, IF, IO, 0.85%, 8/20/2038 (f)	51	1
Series 2009-25, Class SE, IF, IO, 2.45%, 9/20/2038 (f)	94	4
Series 2008-93, Class AS, IF, IO, 0.55%, 12/20/2038 (f)	149	7
Series 2009-6, Class SA, IF, IO, 0.99%, 2/16/2039 (f)	125	—
Series 2009-12, Class IE, IO, 5.50%, 3/20/2039	300	21
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	136	15
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	131	15
Series 2009-22, Class SA, IF, IO, 1.12%, 4/20/2039 (f)	265	13
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	67	7
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	70	9
Series 2009-43, Class SA, IF, IO, 0.80%, 6/20/2039 (f)	126	4

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-72, Class SM, IF, IO, 1.14%, 8/16/2039 (f)	284	17
Series 2010-31, Class NO, PO, 3/20/2040	454	381
Series 2013-75, Class WA, 5.11%, 6/20/2040 (f)	657	660
Series 2010-130, Class CP, 7.00%, 10/16/2040	81	86
Series 2010-157, Class OP, PO, 12/20/2040	491	412
Series 2011-75, Class SM, IF, IO, 1.45%, 5/20/2041 (f)	403	22
Series 2014-188, Class W, 4.56%, 10/20/2041 (f)	261	256
Series 2012-141, Class WC, 3.71%, 1/20/2042 (f)	162	155
Series 2013-54, Class WA, 4.89%, 11/20/2042 (f)	990	986
Series 2013-91, Class WA, 4.45%, 4/20/2043 (f)	528	510
Series 2013-116, Class JY, 4.00%, 8/16/2043	1,300	1,252
Series 2018-160, Class PA, 3.50%, 7/20/2046	1,101	1,061
Series 2012-H24, Class FG, 5.29%, 4/20/2060 (f)	9	9
Series 2013-H03, Class FA, 5.16%, 8/20/2060 (f)	—	—
Series 2012-H21, Class CF, 4.87%, 5/20/2061 (f)	7	7
Series 2013-H05, Class FB, 4.96%, 2/20/2062 (f)	10	9
Series 2012-H15, Class FA, 5.31%, 5/20/2062 (f)	—	—
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (f)	3	3
Series 2012-H28, Class FA, 4.97%, 9/20/2062 (f)	3	3
Series 2012-H29, Class FA, 5.37%, 10/20/2062 (f)	261	260
Series 2012-H31, Class FD, 5.20%, 12/20/2062 (f)	588	583
Series 2013-H01, Class FA, 1.65%, 1/20/2063	1	1
Series 2013-H04, Class BA, 1.65%, 2/20/2063	2	2
Series 2013-H08, Class FC, 5.31%, 2/20/2063 (f)	351	348
Series 2013-H07, Class HA, 5.27%, 3/20/2063 (f)	373	370
Series 2013-H09, Class HA, 1.65%, 4/20/2063	10	10
Series 2013-H18, Class JA, 5.46%, 8/20/2063 (f)	742	739
Series 2014-H01, Class FD, 5.51%, 1/20/2064 (f)	463	462
Series 2014-H09, Class TA, 5.46%, 4/20/2064 (f)	435	434
Series 2015-H15, Class FD, 5.30%, 6/20/2065 (f)	1,029	1,019
Series 2015-H15, Class FJ, 5.30%, 6/20/2065 (f)	2,294	2,274
Series 2015-H16, Class FG, 5.30%, 7/20/2065 (f)	1,585	1,570
Series 2015-H23, Class FB, 5.38%, 9/20/2065 (f)	1,450	1,438
Series 2015-H32, Class FH, 5.52%, 12/20/2065 (f)	1,160	1,153
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (f)	4,832	244
Series 2021-H14, Class CF, 6.33%, 9/20/2071 (f)	4,265	4,318
GSMPS Mortgage Loan Trust
Series 2001-2, Class A, 7.50%, 6/19/2032 (b) (f)	289	265
Series 2005-RP3, Class 1AS, IO, 0.00%, 9/25/2035 (b) (f)	387	6
Series 2005-RP3, Class 1AF, 5.49%, 9/25/2035 (b) (f)	512	432
Series 2006-RP2, Class 1AS2, IF, IO, 1.01%, 4/25/2036 ‡ (b) (f)	1,527	85
GSR Mortgage Loan Trust
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	92	93
Series 2004-8F, Class 2A3, 6.00%, 9/25/2034	48	48
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	56	55
Series 2005-4F, Class AP, PO, 5/25/2035	—	—
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	264	254
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	678	347

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Impac CMB Trust
Series 2004-7, Class 1A1, 5.88%, 11/25/2034 (f)	286	278
Series 2005-4, Class 2A1, 5.74%, 5/25/2035 (f)	86	76
Impac Secured Assets Trust Series 2006-1, Class 2A1, 5.84%, 5/25/2036 (f)	50	43
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (f)	105	101
Series 2006-A3, Class 6A1, 4.02%, 8/25/2034 (f)	25	24
Series 2006-A2, Class 4A1, 4.16%, 8/25/2034 (f)	124	124
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.89%, 4/25/2036 (f)	204	135
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	430	150
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (b) (f)	1,417	1,390
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 4.58%, 4/21/2034 (f)	71	68
Series 2004-4, Class 2A1, 3.81%, 5/25/2034 (f)	26	24
Series 2004-13, Class 3A7, 4.14%, 11/21/2034 (f)	165	155
Series 2004-15, Class 3A1, 4.44%, 12/25/2034 (f)	43	40
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	41	40
Series 2003-3, Class 1A1, 6.50%, 5/25/2033	79	82
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	164	159
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	97	97
Series 2004-6, Class 30, PO, 7/25/2034	90	68
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	172	165
Series 2004-7, Class 30, PO, 8/25/2034	54	40
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	6	5
Series 2004-1, Class 30, PO, 2/25/2034	7	4
MASTR Reperforming Loan Trust Series 2005-2, Class 1A1F, 5.49%, 5/25/2035 (b) (f)	1,138	590
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	50	30
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 5.76%, 10/25/2028 (f)	31	28
Series 2003-F, Class A1, 5.78%, 10/25/2028 (f)	225	210
Series 2004-A, Class A1, 5.60%, 4/25/2029 (f)	53	49
Series 2004-1, Class 2A1, 3.88%, 12/25/2034 (f)	94	88
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (f)	151	134
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	33	33
Series 2003-A1, Class A1, 5.50%, 5/25/2033	8	8
Series 2003-A1, Class A2, 6.00%, 5/25/2033	25	25
PRPM LLC Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (f)	2,699	2,541
RALI Trust
Series 2002-QS16, Class A3, IF, 5.88%, 10/25/2017 ‡ (f)	—	—
Series 2003-QS12, Class A2A, IF, IO, 2.46%, 6/25/2018 ‡ (f)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	— (h)

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-QA6, Class NB2, 3.67%, 12/26/2034 (f)	257	225
RFMSI Trust Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	—
SART Series 2017-1, 4.75%, 7/15/2024 ‡	456	446
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	2,572	2,323
Series 2019-3, Class MB, 3.50%, 10/25/2058	1,722	1,452
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,361	2,969
Structured Asset Mortgage Investments II Trust Series 2004-AR5, Class 1A1, 5.79%, 10/19/2034 (f)	124	116
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 5.78%, 9/25/2043 (f)	69	64
Series 2004-4, Class 3A, 3.75%, 12/25/2044 (f)	157	145
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	5,519	4,574
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.82%, 2/15/2024 (f)	8	7
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	18	18
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	83	85
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	62	62
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	122	124
Series 1998-1, Class 2E, 7.00%, 3/15/2028	169	170
Series 1999-1, Class 2Z, 6.50%, 1/15/2029	369	369
Series 2003-2, Class Z, 5.00%, 5/15/2033	1,622	1,629
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (f)	4,000	3,770
WaMu Mortgage Pass-Through Certificates Series 2004-RS2, Class A4, 5.00%, 11/25/2033	302	268
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (f)	23	22
Series 2003-AR9, Class 1A6, 4.16%, 9/25/2033 (f)	369	342
Series 2003-AR9, Class 2A, 4.16%, 9/25/2033 (f)	26	23
Series 2003-S9, Class P, PO, 10/25/2033	9	7
Series 2003-S9, Class A8, 5.25%, 10/25/2033	171	165
Series 2004-AR3, Class A1, 4.52%, 6/25/2034 (f)	26	24
Series 2004-AR3, Class A2, 4.52%, 6/25/2034 (f)	22	20
Series 2006-AR10, Class 2P, 3.59%, 9/25/2036 (f)	41	35
Series 2006-AR12, Class 2P, 3.36%, 10/25/2036 (f)	42	36
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 1A4, IF, IO, 0.00%, 4/25/2035 (f)	1,923	73
Series 2005-2, Class 2A3, IF, IO, 0.00%, 4/25/2035 (f)	351	15
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035	622	102
Series 2005-4, Class CB7, 5.50%, 6/25/2035	612	547
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	514	80
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	104	89
Series 2005-6, Class 2A9, 5.50%, 8/25/2035	666	567
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	92	81
Total Collateralized Mortgage Obligations (Cost $134,303)		128,640
Commercial Mortgage-Backed Securities — 4.5%
BAMLL Commercial Mortgage Securities Trust Series 2014-520M, Class C, 4.21%, 8/15/2046 (b) (f)	1,300	909
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	4,400	4,113
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1, IO, 0.72%, 6/11/2041 (b) (f)	4	—

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Commercial Mortgage Trust Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	3,500	3,185
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 6.77%, 7/25/2041 (b) (f)	5,964	5,541
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K065, Class A2, 3.24%, 4/25/2027	2,467	2,368
Series K065, Class AM, 3.33%, 5/25/2027	1,322	1,267
Series K070, Class A2, 3.30%, 11/25/2027 (f)	1,748	1,678
Series K138, Class AM, 1.89%, 1/25/2032	1,850	1,509
Series K146, Class A2, 2.92%, 6/25/2032	4,200	3,750
Series K-150, Class A2, 3.71%, 9/25/2032 (f)	4,145	3,939
Series K-151, Class A2, 3.80%, 10/25/2032 (f)	5,200	4,975
Series K-153, Class A2, 3.82%, 12/25/2032 (f)	4,500	4,308
FNMA ACES
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (f)	390	383
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (f)	890	825
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (f)	5,859	5,579
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (f)	3,175	3,017
Series 2018-M8, Class A2, 3.30%, 6/25/2028 (f)	2,341	2,247
Series 2018-M10, Class A2, 3.36%, 7/25/2028 (f)	3,335	3,187
Series 2017-M5, Class A2, 3.07%, 4/25/2029 (f)	2,389	2,242
Series 2020-M50, Class A1, 0.67%, 10/25/2030	1	1
Series 2020-M50, Class A2, 1.20%, 10/25/2030	1,325	1,177
Series 2020-M50, Class X1, IO, 1.83%, 10/25/2030 (f)	18,582	1,263
Series 2022-M1S, Class A2, 2.08%, 4/25/2032 (f)	5,230	4,369
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (f)	6,802	5,918
Series 2022-M2S, Class A2, 3.75%, 8/25/2032 (f)	4,225	4,016
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	300	282
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (f)	3,406	293
FREMF Mortgage Trust
Series 2019-KBF3, Class B, 7.56%, 1/25/2029 (b) (f)	3,397	3,141
Series 2014-K39, Class C, 4.16%, 8/25/2047 (b) (f)	4,650	4,527
Series 2020-K737, Class B, 3.30%, 1/25/2053 (b) (f)	550	511
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	998	899
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	2,050	1,877
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (b)	2,685	2,358
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	2,600	2,470
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	664	630
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	3,935	3,192
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	71	66
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.52%, 5/10/2063 (b) (f)	1,033	—
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 3.98%, 3/15/2045 (b) (f)	400	276
Total Commercial Mortgage-Backed Securities (Cost $97,707)		92,288
U.S. Government Agency Securities — 0.7%
Tennessee Valley Authority
5.88%, 4/1/2036	6,839	7,830
4.63%, 9/15/2060	304	297

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — continued
Tennessee Valley Authority STRIPS
DN, 4.03%, 11/1/2025 (a)	5,000	4,489
DN, 5.53%, 6/15/2035 (a)	800	466
Total U.S. Government Agency Securities (Cost $13,997)		13,082
Municipal Bonds — 0.5% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	400	446
State of California, Various Purpose GO, 7.30%, 10/1/2039	350	423
Total California		869
New York — 0.2%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	360	385
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	1,825	1,944
Series 165, Rev., 5.65%, 11/1/2040	440	469
Series 174, Rev., 4.46%, 10/1/2062	2,060	1,863
Total New York		4,661
Ohio — 0.2%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	1,315	1,635
Ohio State University (The), General Receipts
Series 2016A, Rev., 4.05%, 12/1/2056	325	271
Series 2011-A, Rev., 4.80%, 6/1/2111	1,563	1,419
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	200	190
Total Ohio		3,515
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023A-1, Rev., 5.10%, 4/1/2035	685	702
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	1,155	1,212
Total Texas		1,914
Total Municipal Bonds (Cost $10,921)		10,959
Foreign Government Securities — 0.4%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	622	505
3.45%, 2/2/2061 (b)	550	385
Republic of Chile 2.55%, 1/27/2032	497	426
Republic of Panama 4.50%, 4/16/2050	325	247
Republic of Peru 5.63%, 11/18/2050	88	88
Republic of South Africa 5.88%, 9/16/2025	640	631
United Mexican States
4.13%, 1/21/2026	316	310
3.75%, 1/11/2028	1,216	1,160
2.66%, 5/24/2031	1,075	893
3.50%, 2/12/2034	1,252	1,050
4.60%, 1/23/2046	2,113	1,722

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
6.34%, 5/4/2053	310	311
3.77%, 5/24/2061	772	513
Total Foreign Government Securities (Cost $9,910)		8,241
Loan Assignments — 0.2% (c) (j)
Consumer Finance — 0.2%
OneSky, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $3,177)	3,145	2,861
	SHARES (000)
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (k) (l) (Cost $8,016)	8,014	8,016
Total Investments — 99.5% (Cost $2,217,261)		2,022,973
Other Assets Less Liabilities — 0.5%		10,944
NET ASSETS — 100.0%		2,033,917

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	Real Estate Investment Trust

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of May 31, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $2,535 or 0.12% of the Fund’s net assets as of May 31, 2023.

(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Value is zero.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	262	09/20/2023	USD	29,987	81
U.S. Treasury 10 Year Ultra Note	65	09/20/2023	USD	7,831	40
U.S. Treasury Ultra Bond	64	09/20/2023	USD	8,778	168
U.S. Treasury 2 Year Note	162	09/29/2023	USD	33,340	(23)
U.S. Treasury 5 Year Note	373	09/29/2023	USD	40,677	4
					270

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$255,811	$51,755	$307,566
Collateralized Mortgage Obligations	—	124,338	4,302	128,640
Commercial Mortgage-Backed Securities	—	89,818	2,470	92,288
Corporate Bonds	—	470,649	—	470,649
Foreign Government Securities	—	8,241	—	8,241
Loan Assignments	—	2,861	—	2,861
Mortgage-Backed Securities	—	425,634	—	425,634
Municipal Bonds	—	10,959	—	10,959
U.S. Government Agency Securities	—	13,082	—	13,082
U.S. Treasury Obligations	—	555,037	—	555,037
Short-Term Investments
Investment Companies	8,016	—	—	8,016
Total Investments in Securities	$8,016	$1,956,430	$58,527	$2,022,973
Appreciation in Other Financial Instruments
Futures Contracts	$293	$—	$—	$293
Depreciation in Other Financial Instruments
Futures Contracts	(23)	—	—	(23)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$270	$—	$—	$270
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$62,369	$— (a)	$(433)	$1	$5,197	$(8,370)	$—	$(7,009)	$51,755
Collateralized Mortgage Obligations	5,720	—	62	(5)	5	(1,480)	—	—	4,302
Commercial Mortgage-Backed Securities	2,483	—	(13)	—	—	—	—	—	2,470
Total	$70,572	$— (a)	$(384)	$(4)	$5,202	$(9,850)	$—	$(7,009)	$58,527

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(422).
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Trust
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$14,957	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 12.00% (2.48%)
			Yield (Discount Rate of Cash Flows)	5.77% - 8.04% (7.32%)

Asset-Backed Securities	14,957
	3,855	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 7.00% (0.16%)
			Constant Default Rate	0.00% - 2.99% (0.07%)
			Yield (Discount Rate of Cash Flows)	9.10% - 11.69% (11.64%)

Collateralized Mortgage Obligations	3,855
Total	18,812

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31 2023, the value of these investments was $39,715. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$63,390	$61,078	$116,447	$(10)	$5	$8,016	8,014	$333	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.